Registration No. 33-37959
                               Investment Company Act Registration No. 811-06221
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549
                       -----------------------------------
                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                         Pre-Effective Amendment No. [ ]

                       Post-Effective Amendment No. 10 |X|

                                     and/or
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|

                              Amendment No. 11 |X|
                        (Check appropriate box or boxes.)

                              BRANDYWINE BLUE FUND, INC.
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 3908 Kennett Pike
                Greenville, Delaware                            19807
     ----------------------------------------                 ---------
     (Address of Principal Executive Offices)                (Zip Code)

                                 (302) 656-3017
              ----------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

                                                                Copy to:
              Foster S. Friess                           W. David Knox, II
                350 Broadway                              Foley & Lardner
                P. O. Box 576                        777 East Wisconsin Avenue
           Jackson, Wyoming 83001                    Milwaukee, Wisconsin 53202
   ---------------------------------------           --------------------------
   (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

         [ ]      immediately upon filing pursuant to paragraph (b)

         [ ]      on (date) pursuant to paragraph (b)

         [ ]      60 days after filing pursuant to paragraph (a) (1)

         |X|      on January 31, 2000 pursuant to paragraph (a) (1)

         [ ]      75 days after filing pursuant to paragraph (a) (2)

         [ ]      on  (date)  pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               BRANDYWINE FUNDS

                                  PROSPECTUS

                        (BRANDYWINE FUND, INC. LOGO)
                       (BRANDYWINE BLUE FUND, INC. LOGO)


                               JANUARY 31, 2000

          "INVESTING IN INDIVIDUAL BUSINESSES, NOT THE STOCK MARKET."

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

(BRANDYWINE FUNDS LOGO)
The Brandywine Funds
3908 Kennett Pike
P.O. Box 4166
Greenville, Delaware 19807
E-mail: bfunds@friess.com
Website:  http://www.brandywinefunds.com
1-800-656-3017 or 1-414-765-4124

                               TABLE OF CONTENTS

QUESTIONS YOU SHOULD ASK BEFORE
  INVESTING IN BRANDYWINE FUNDS                                              1

FEES AND EXPENSES                                                            3

INVESTMENT OBJECTIVES, STRATEGIES
  AND RISKS                                                                  4

MANAGEMENT OF THE FUNDS                                                      5

DETERMINING NET ASSET VALUE                                                  5

ABOUT OUR MINIMUM REQUIREMENTS
  FOR INITIAL INVESTMENT                                                     5

INVESTING WITH BRANDYWINE FUNDS                                              6

  How to Open Your Brandywine
    Funds Account                                                            6

  How to Buy Additional Shares in
    Brandywine Funds                                                         8

  How to Sell Shares in
    Brandywine Funds                                                         8

  Payment of Redemption Proceeds                                            10

  How to Exchange Shares                                                    10

DIVIDENDS, DISTRIBUTIONS
  AND TAXES                                                                 11

STOCKHOLDER STATEMENTS
  AND REPORTS                                                               11

ACCOUNT SERVICES AND POLICIES                                               12

FINANCIAL HIGHLIGHTS                                                        13

SHARE PURCHASE APPLICATIONS                                                 15

                               A WORD ABOUT RISK

  Look for this "warning flag" symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you, as a shareholder, will confront.

         QUESTIONS YOU SHOULD ASK BEFORE INVESTING IN BRANDYWINE FUNDS

1. WHAT IS THE FUNDS' GOAL?

  Brandywine Funds seek capital appreciation.

2. WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?

  The Brandywine Funds invest principally in common stocks. They utilize a fundamentals-driven, company-by-company investment approach that is based on the belief that you should invest in individual businesses, not in the stock market. The Brandywine Funds will invest in companies in a broad range of industries but generally focus on companies whose earnings are growing by at least 20% per year and whose stocks sell at reasonable price-to-earnings ratios.

  The Funds adhere to a firm sell discipline. The Funds will sell a stock:

      o   With deteriorating fundamentals
      o   When investor expectations have become unrealistically high
      o   When they find a better investment

  While this sell discipline is likely to cause the Funds to have annual portfolio turnover rates of approximately 200%, it also causes the Funds to keep seeking better investment alternatives.

  Brandywine Fund invests in companies of all sizes. Brandywine Blue Fund invests almost exclusively in mid-cap and larger companies, usually companies having a market capitalization of more than $2 billion.

3. WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

  The Funds invest principally in common stocks. The prices of the stocks in which the Funds invest may decline for a number of reasons. The price declines may be steep, sudden and/or prolonged. As a consequence, investors in the Funds may lose money.

  The Funds are actively managed and will have high portfolio turnover. High portfolio turnover necessarily results in greater transaction costs, such as brokerage commissions, which the Funds must pay and short term capital gains (or losses) to investors. Distributions to shareholders of short-term capital gains are taxed as ordinary income under current federal income tax laws.

  The Funds are a suitable investment only for those investors who have long-term investment goals such as investing for retirement. If you may need to redeem your shares in a hurry, or if you are uncomfortable with an investment that will fluctuate in value, the Funds may not be the right choice for you.

4. HOW HAVE THE FUNDS PERFORMED?

  The bar charts and tables that follow provide some indication of the risks of investing in the Funds by showing changes in the Funds' performance from year to year and by showing how their average annual returns over 1, 5 and 10 years compare with those of the S&P 500 Index, NASDAQ Industrials Index and Russell 2000 Index. Please be aware that past performance is not necessarily an indication of future performance.

                             BRANDYWINE FUND, INC.
                        (Total return per calendar year)

                         1990                   0.5597%
                         1991                  49.1766%
                         1992                  15.6789%
                         1993                  22.5800%
                         1994                   0.0181%
                         1995                  35.7463%
                         1996                  24.9226%
                         1997                  12.0227%
                         1998                  -0.6516%
                         1999

Note: During the ten year period shown on the bar chart, the Fund's highest total return for a quarter was 27.09% (quarter ended March 31, 1991) and the lowest total return for a quarter was -18.88% (quarter ended September 30, 1998).

    AVERAGE ANNUAL
    TOTAL RETURNS
(FOR THE PERIODS ENDING               ONE            FIVE           TEN
  DECEMBER 31, 1999)                  YEAR          YEARS          YEARS
  ------------------                  ----          -----          -----

Brandywine Fund

S&P 500(1)<F1>

Nasdaq(2)<F2>

Russell 2000(3)<F3>

(1)<F1> The S&P 500 Index consists of 500 stocks, mostly on the New York Stock Exchange, selected by the Standard & Poor's Ratings Group. Each stock's weighting is based on its relative total market value. Stocks may be added or deleted from the Index which assumes reinvestment of dividends.

(2)<F2> THE NASDAQ Industrials is capitalization-weighted to measure the performance of all NASDAQ stocks in the industrial sector and does not include income.

(3)<F3> The Russell 2000, a trademark of the Frank Russell Company, is the smallest 2,000 of the 3,000 largest publicly traded companies in the United States equity market and includes income.

                           BRANDYWINE BLUE FUND, INC.
                        (Total return per calendar year)

                         1992                  13.1283%
                         1993                  27.2002%
                         1994                   2.3144%
                         1995                  32.3283%
                         1996                  23.2309%
                         1997                  19.2510%
                         1998                  -0.9817%
                         1999

Note: During the eight year period shown on the bar chart, the Fund's highest total return for a quarter was 19.91% (quarter ended September 30, 1997) and the lowest total return for a quarter was -19.93% (quarter ended September 30, 1998).

    AVERAGE ANNUAL
    TOTAL RETURNS                                          SINCE THE INCEPTION
(FOR THE PERIODS ENDING          ONE           FIVE         DATE OF THE FUND
  DECEMBER 31, 1999)             YEAR         YEARS        (JANUARY 10, 1991)
  ------------------             ----         -----        ------------------

Brandywine Blue

S&P 500

Nasdaq

Russell 2000

                               FEES AND EXPENSES

  This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

                                                        BRANDYWINE  BRANDYWINE
                                                           FUND      BLUE FUND
                                                        ----------  ----------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
   Maximum Sales Charge (Load)
     Imposed on Purchases (as a
     percentage of offering price)                         None       None
   Maximum Deferred
     Sales Charge (Load)                                   None       None
   Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends and Distributions                           None       None
   Redemption Fee                                          None*<F4>  None*<F4>
   Exchange Fee                                            None       None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED
  FROM FUND ASSETS)
   Management Fees                                         1.00%      1.00%
   Distribution and/or
     Service (12b-1) Fees                                  None       None
   Other Expenses                                          0.05%      0.08%
                                                           -----      -----
   Total Fund Operating
     Expenses                                              1.05%      1.08%

*<F4>  The Transfer Agent charges a fee of $12.00 for each wire redemption.

Example:

  This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                      1 YEAR        3 YEARS        5 YEARS        10 YEARS
                      ------        -------        -------        --------
Brandywine Fund        $107           $334           $579          $1,283

Brandywine Blue        $110           $343           $595          $1,317


                  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
                        THE FUNDS' INVESTMENT OBJECTIVE

  Each Fund's investment objective is capital appreciation. The Funds may change their investment objective without obtaining shareholder approval. Please remember that an investment objective is not a guarantee. An investment in the Funds may not appreciate and investors may lose money.

                        THE FUNDS' INVESTMENT STRATEGIES

  The Funds mainly invest in common stocks of U.S. companies and may invest 100% of their assets in such companies.

  The Funds' investment adviser believes the Funds are most likely to achieve their investment objective if they consistently invest in companies that perform better than the investment community expects. Accordingly, the Funds invest in fundamentally sound companies that are experiencing a positive change. Fundamentally sound companies generally have some or all of the following attributes

      Earnings growth of over 20% annually
      High rates of profitability
      Strong balance sheets
      High quality of earnings

  The positive change could be:
      New products
      New management
      An acquisition or divestiture

  The Brandywine Funds typically do not invest in companies with high price-to-earnings ratios because these companies are less likely to perform better than the investment community expects. The Funds are generally more likely to invest in lesser known companies moving from a lower to higher market share position within their industry groups than the largest and best known companies in such groups.

                               PRINCIPAL RISKS OF
                             INVESTING IN THE FUNDS

  Investing in shares of common stock involves risks. The common stocks in which the Funds invest may decline in value for any number of reasons. If that happens, the value of your investment will decline as well. The following are some of the main reasons why common stocks purchased by the Funds may decline in value.

  1. The Funds' investment adviser was incorrect in its assessment of a company's prospects.

  2. The Funds' investment adviser was correct in its assessment of a company's prospects, but the company was out-of-favor with other investors.

  3. Investor psychology in the marketplace shifted from common stocks in general to other assets such as debt securities or money market instruments (sometimes called "a flight to safety").

                         TEMPORARY DEFENSIVE POSITIONS

  The Funds may, in response to adverse market, economic, political or other conditions, take temporary defensive positions that are inconsistent with the Funds' principal investment strategies but that are dictated by their sell discipline. This means the Funds will attempt to avoid losses by investing in money market instruments such as United States Treasury Bills, commercial paper and repurchase agreements. The Funds will not be able to achieve their investment objectives of capital appreciation to the extent that they invest in money market instruments since these securities do not appreciate in value. When the Funds are not taking a temporary defensive position, they still will hold enough cash and money market instruments to meet current needs and to take advantage of investment opportunities.

                            MANAGEMENT OF THE FUNDS

                               ABOUT THE ADVISER

  Friess Associates, Inc. (the "Adviser"), 115 East Snow King Avenue, P. O. Box 576, Jackson, Wyoming 83001, manages the investment portfolios for the Funds. In addition to the Funds, Friess Associates is the investment adviser to individual and institutional clients with substantial investment portfolios. Friess Associates was established in 1974 and was incorporated in 1980; it is wholly owned by Foster S. Friess and Lynnette E. Friess, who are the sole directors and the sole officers of Friess Associates, Inc.

                                  COMPENSATION

  As the investment adviser to the Funds, the Adviser manages the investment portfolios for the Funds. The Funds pay the Adviser an annual investment advisory fee, which is calculated daily and paid monthly, at an annual rate of 1% of the net assets of the Funds.

                              INVESTMENT DECISIONS

  The Adviser supervises the investment portfolios of the Funds, directing the purchase and sale of investment securities in the day to day management of the Funds. All investment decisions are made by a team of investment professionals representing the Adviser, any of whom may make recommendations subject to the final approval of Foster Friess or another senior member of the Adviser's management team to whom he may delegate the authority. Mr. Friess has been President, Treasurer and a director of Brandywine Fund and Brandywine Blue Fund since they were incorporated in 1985 and 1990, respectively. He is also President and Chairman of the Board of Friess Associates, Inc. and Friess Associates of Delaware, Inc.

                          DETERMINING NET ASSET VALUE

  The price at which investors purchase shares of the Funds and at which shareholders redeem shares of the Funds is called the net asset value. The Funds calculate net asset value as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading. The Funds calculate net asset value based on the market price of the securities (other than money market instruments) they hold. They value most money market instruments they hold at their amortized cost.

  If the transfer agent, Firstar Mutual Fund Services, LLC, receives your request to buy or to sell shares by the close of regular trading on the New York Stock Exchange, your transaction will be priced at that day's NAV. If the transfer agent receives your request after that time, it will be priced at the next business day's NAV.

  The Funds' share prices can be found daily in the mutual fund listings of most major newspapers under the heading "Brandywine" or "Brandyw" for Brandywine Fund and "BrndywBlue" or "BrandywBl" for Brandywine Blue Fund. The NASDAQ symbols are "BRWIX" for Brandywine Fund and "BLUEX" for Brandywine Blue Fund.

                       ABOUT OUR MINIMUM REQUIREMENTS FOR
                               INITIAL INVESTMENT

  The Board of Directors has established $25,000 as the minimum initial investment in Brandywine Fund and $100,000 as the minimum initial investment in Brandywine Blue Fund.

  Employees, officers and directors of the Funds or the Adviser or firms providing contractual services to the Funds, members of their immediate families (spouses, siblings, parents, children and grandchildren) and retirement plans and trusts for their benefit may purchase shares without regard to the minimum. The officers of the Funds may, but are not required to, waive or lower the requirement for charitable organizations and employee benefit plans whose aggregate investment exceeds a fund's minimum initial investment. The officers may also, but are not required to, waive or lower the requirement for shareholders' spouses, parents, children and grandchildren under special circumstances, considering the additional shares to be an extension of the investment of the first shareholder.

                                 INVESTING WITH
                                BRANDYWINE FUNDS

  Our goal is to make it easy and pleasant for you to do business with us. This section will help you become familiar with the many different services we offer to you as a shareholder.

                                HOW TO OPEN YOUR
                            BRANDYWINE FUNDS ACCOUNT

1. Read this prospectus carefully.

2. Determine how much you want to invest.

MINIMUM INVESTMENTS ARE AS FOLLOWS:

BRANDYWINE FUND
TO OPEN A NEW ACCOUNT                                $25,000
TO ADD TO AN EXISTING ACCOUNT                         $1,000

BRANDYWINE BLUE FUND
TO OPEN A NEW ACCOUNT                               $100,000
TO ADD TO AN EXISTING ACCOUNT                         $1,000

3. Complete the appropriate parts of the purchase application at the back of this prospectus, carefully following the instructions. (Additional purchase applications may be obtained from the Funds.)

   Please be sure to provide your Social Security or taxpayer identification number on the application. If you have questions, please contact our Investor Service Representatives at 1-800-656-3017 or 1-414-765-4124.

4. Complete the appropriate parts of the account privileges section of the application. By applying for privileges, such as telephone redemption, electronic transfer and wire transfer now, you can avoid the delay and inconvenience later of having to file an additional application to add these privileges which would require a signature guarantee.

5. Make your check payable to the Fund: Brandywine Fund, Inc. or Brandywine Blue Fund, Inc.

   All checks must be drawn on U.S. banks. The transfer agent will not accept cash or third party checks.

   FIRSTAR MUTUAL FUND SERVICES, LLC, THE FUNDS' TRANSFER AGENT, WILL CHARGE A $25 FEE AGAINST A SHAREHOLDER'S ACCOUNT FOR ANY PAYMENT CHECK RETURNED FOR INSUFFICIENT FUNDS. THE SHAREHOLDER WILL ALSO BE RESPONSIBLE FOR ANY LOSSES SUFFERED BY THE FUNDS AS A RESULT.

6. Send application and check to:

BY MAIL

  FOR FIRST CLASS MAIL

  Brandywine Fund, Inc. or
    Brandywine Blue Fund, Inc.
  c/o Firstar Mutual Fund Services, LLC
  P.O. Box 701
  Milwaukee, WI 53201-0701

  FOR OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL:

  Brandywine Fund, Inc. or
    Brandywine Blue Fund, Inc.
  c/o Firstar Mutual Fund Services, LLC
  615 E. Michigan St., 3rd Floor
  Milwaukee, WI 53202-5207

  PLEASE DO NOT MAIL LETTERS BY OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL TO THE POST OFFICE BOX ADDRESS.

BY WIRE

  If you wish to open an account by wire, please call 1-800-656-3017 or 1-414-765-4124 prior to sending the wire in order to obtain a confirmation number and to ensure prompt and accurate handling of funds.

  WIRE TO:
  Firstar Bank, N.A.
  777 East Wisconsin Avenue
  Milwaukee, Wisconsin 53202
  ABA 075000022

  CREDIT:
  Firstar Mutual Fund Services, LLC
  Account 112-952-137

  FURTHER CREDIT:
  Brandywine Fund, Inc. or
    Brandywine Blue Fund, Inc.
  (shareholder account number)
  (shareholder registration)

  You should then send a properly signed share purchase application marked "FOLLOW UP." Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. THE FUNDS AND FIRSTAR BANK, N.A. ARE NOT RESPONSIBLE FOR THE CONSEQUENCES OF DELAYS RESULTING FROM THE BANKING OR FEDERAL RESERVE WIRE SYSTEM, OR FROM INCOMPLETE WIRING INSTRUCTIONS. APPLICATIONS ARE SUBJECT TO ACCEPTANCE BY THE FUNDS AND ARE NOT BINDING UNTIL SO ACCEPTED.

THROUGH BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHERS

  Some broker-dealers may sell shares of the Funds. These broker-dealers may charge investors a fee either at the time of purchase or redemption. The fee, if charged, is retained by the broker-dealer and not remitted to the Funds or the Adviser. Some broker-dealers may purchase and redeem shares on a three day settlement basis.

  The Funds may enter into agreements with broker-dealers, financial institutions or other service providers ("Servicing Agents") that may include the Funds as investment alternatives in the programs they offer or administer. Servicing agents may:

1. Become shareholders of record of the Funds. This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agent.

2. Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Funds.

3. Charge fees to their customers for the services they provide them. Also, the Funds and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers.

4. Be allowed to purchase shares by telephone with payment to follow the next day. If the telephone purchase is made prior to the close of regular trading on the New York Stock Exchange, it will receive same day pricing.

5. Be authorized to accept purchase orders on the Funds' behalf. This means that the Funds will process the purchase order at the net asset value which is determined following the Servicing Agent's acceptance of the customer's order.

   If you decide to purchase shares through Servicing Agents, please review carefully the program materials provided to you by the Servicing Agent. When you purchase shares of the Funds through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Fund on a timely basis. If the Servicing Agent does not, or if it does not pay the purchase price to the Fund within the period specified in its agreement with the Funds, it may be held liable for any resulting fees or losses.

OTHER INFORMATION ABOUT PURCHASING SHARES OF THE FUNDS

  The Funds may reject any purchase application for any reason. The Funds will not accept purchase orders made by telephone, unless they are from a Servicing Agent which has an agreement with the Funds.

SHARE CERTIFICATES

  Shares are credited to your account and certificates are not issued unless you request them by writing to:

  The Brandywine Funds
  c/o Firstar Mutual Fund Services, LLC
  P.O. Box 701
  Milwaukee, WI  53201-0701

                            HOW TO GET IN TOUCH WITH
                                BRANDYWINE FUNDS

       If you have any questions, please call one of our Investor Service
                             Representatives at:

                               1-800-656-3017 or
                                 1-414-765-4124

                  Monday - Friday  8:00 a.m. - 7:00 p.m. CST.

                        HOW TO BUY ADDITIONAL SHARES IN
                                BRANDYWINE FUNDS

  You may purchase additional shares (over $1000) by mailing your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form or by following the wiring instructions on page 7. The Funds do not accept telephone orders for purchase of shares.

  Make your check payable to:  Brandywine Fund, Inc. or Brandywine Blue Fund,
Inc.

  All checks must be drawn on U.S. banks. Brandywine Funds will not accept cash or checks made payable to third parties.

NOTE:

  In the case of retirement plan accounts established through Servicing Agents, additional shares may be purchased by the plans through Servicing Agents without regard to the Funds' minimum subsequent purchase amounts.

                             HOW TO SELL SHARES IN
                                BRANDYWINE FUNDS

IMPORTANT TAX NOTE:

  ANY SALE OR EXCHANGE OF SHARES IN A NON-RETIREMENT ACCOUNT COULD RESULT IN A TAXABLE GAIN OR LOSS. THE RECEIPT OF PROCEEDS OF THE REDEMPTION OF SHARES HELD IN AN IRA WILL CONSTITUTE A TAXABLE DISTRIBUTION OF BENEFITS FROM THE IRA UNLESS A QUALIFYING ROLLOVER CONTRIBUTION IS MADE.

  You may sell (redeem) some or all of your shares at any time during normal business hours. IF YOU HOLD THE CERTIFICATES FOR YOUR SHARES, YOU MUST RETURN THE CERTIFICATES, PROPERLY ENDORSED, WITH OR BEFORE YOUR REDEMPTION REQUEST.

YOU WILL NEED TO ASSEMBLE THE FOLLOWING INFORMATION:

  o  the account number(s)

  o  the amount of money or number of shares being redeemed

  o  the names on the account

  o  your daytime phone number

  o the signature(s) of all registered account owners, if you plan to request a redemption in writing

  o a signature guarantee is also required under special circumstances, including...

     1. If you wish the check to be sent to an address or person other than as registered with the Funds.

     2. You would like the check mailed to an address which has been changed within 30 days of the redemption request.

  o additional documentation may be required for redemptions by corporations, executors, administrators, trustees, guardians or others who hold shares in a fiduciary or representative capacity. Contact the Funds' transfer agent, Firstar Mutual Fund Services, LLC, in advance at 1-800-656-3017 or 1-414-765-4124.

TO OBTAIN A SIGNATURE GUARANTEE

  A signature guarantee assures that a signature is genuine. It protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, trust companies, a member firm of the New York Stock Exchange or other national securities exchange. A NOTARIZED SIGNATURE IS NOT ACCEPTABLE.

SEND A LETTER OF INSTRUCTION

  Include with your letter the necessary information you have already assembled.

THE PRICE YOU WILL RECEIVE FOR YOUR SHARES

  The redemption price per share is the next determined net asset value after Firstar Mutual Fund Services, LLC, the Funds' transfer agent, receives your written request in proper form with all the required information.

BY MAIL

  FOR FIRST CLASS MAIL

  Brandywine Fund, Inc. or
    Brandywine Blue Fund, Inc.
  c/o Firstar Mutual Fund Services, LLC
  P.O. Box 701
  Milwaukee, WI 53201-0701

  FOR OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL:

  Brandywine Fund, Inc. or
    Brandywine Blue Fund, Inc.
  c/o Firstar Mutual Fund Services, LLC
  615 E. Michigan St., 3rd Floor
  Milwaukee, WI 53202-5207

  PLEASE DO NOT MAIL LETTERS BY OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL TO THE POST OFFICE BOX ADDRESS.

BY TELEPHONE

  Instruct Firstar Mutual Fund Services, LLC that you want the option of redeeming shares by telephone. This can be done by completing the appropriate section on the share purchase application.

  Assemble the same information that you would include in the letter of instruction for a written redemption request.

  Call Firstar Mutual Fund Services, LLC at 1-800-656-3017 or 1-414-765-4124. PLEASE DO NOT CALL THE FUND OR THE ADVISER.

  REDEMPTION BY TELEPHONE IS NOT AVAILABLE FOR IRA ACCOUNTS OR WHEN SHARE CERTIFICATES HAVE BEEN ISSUED FOR AN ACCOUNT. FOR MORE INFORMATION ON TELEPHONE REDEMPTIONS, PLEASE READ THE SECTION ENTITLED "ACCOUNT SERVICES AND POLICIES" ON PAGE 12.

THROUGH SERVICING
AGENTS

  If your shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent. Contact the Servicing Agent for instructions on how to do so.

AUTOMATICALLY

  The Systematic Withdrawal Plan option may be activated if you have a minimum of
     $25,000     in your Brandywine
                 Fund account
    $100,000     in your Brandywine
                 Blue Fund account

  This option allows you to redeem a specific dollar amount from your account on a regular basis. You may vary the amount or frequency of withdrawal payments or temporarily discontinue them. For more information or to request the appropriate form, please call Firstar Mutual Fund Services, LLC at 1-800-656-3017 or 1-414-765-4124.

                        PAYMENT OF REDEMPTION PROCEEDS

A CHECK WILL BE MAILED TO YOU

  A check in payment for your redeemed shares will be mailed to you at your address of record no later than the seventh day after Firstar Mutual Fund Services, LLC receives your valid request.

  Exception: If the shares being redeemed were purchased by check, the Fund may delay the payment of your redemption proceeds until it is reasonably satisfied the check has cleared. This normally may take up to 3 days for local personal or corporate checks and up to 7 days for other personal or corporate checks.

  If you redeem by telephone, Firstar Mutual Fund Services, LLC normally will transfer the redemption proceeds to your designated bank account if you have elected to receive redemption proceeds by either electronic funds transfer or wire. If you redeem shares through a Servicing Agent, you will receive your redemption proceeds in accordance with the procedures established by the Servicing Agent.

ELECTRONIC TRANSFERS

  If you have established this option, your redemption proceeds can be electronically transferred to your designated bank account. An Electronic Funds Transfer ("EFT") generally takes up to 3 business days to reach the shareholder's bank account. There is no fee for this option.

BY WIRE

  If you have established this option, your redemption proceeds can be wired
directly into your designated bank account.   The transfer agent, Firstar Mutual
Fund Services, LLC, currently charges a $12 fee for each wire, which is deducted from the shareholder's account.

                             HOW TO EXCHANGE SHARES

  You may redeem shares in Brandywine Blue Fund and replace them with shares in Brandywine Fund. You may also redeem shares in Brandywine Fund and replace them with shares in Brandywine Blue Fund, providing you can meet or have met the $100,000 minimum. Before exchanging your shares, you should first carefully read the appropriate sections of the prospectus for the new Fund and you should consider the tax consequences if yours is a taxable account.

IMPORTANT TAX NOTE:

  WHEN YOU EXCHANGE SHARES, YOU ARE SELLING YOUR SHARES IN ONE FUND AND BUYING SHARES OF ANOTHER FUND. FOR FEDERAL INCOME TAX PURPOSES, SUCH AN EXCHANGE IS A TAXABLE EVENT IN WHICH YOU MAY REALIZE A CAPITAL GAIN OR LOSS. BEFORE MAKING AN EXCHANGE REQUEST, YOU SHOULD CONSULT A TAX OR OTHER FINANCIAL ADVISER TO DETERMINE THE TAX CONSEQUENCES. (This concern does not apply to IRA or other tax exempt accounts.)

  To exchange shares, send your written request, along with a completed share purchase application if you are opening a new account, (Applications for both Brandywine Fund and Brandywine Blue Fund are found at the back of this Prospectus.) to:

  Brandywine Fund, Inc.
  or
  Brandywine Blue Fund, Inc.
  c/o Firstar Mutual Fund Services, LLC
  615 East Michigan Street
  Milwaukee, Wisconsin 53202

  YOU MUST INCLUDE:

  Account name
  Account number
  Amount or number of shares of Fund to be exchanged, sold or redeemed.

  The registration (both name and address) of the account from which the exchange is being made and the account to which the exchange is being made must be identical. The signatures of all registered account owners are required.

  At the present time there are no limitations on the number of exchanges a shareholder can make, and no exchange fee is currently imposed by the Funds on exchanges. THE FUNDS DO NOT PERMIT TELEPHONE EXCHANGES.

                            DIVIDENDS, DISTRIBUTIONS
                                   AND TAXES

  The Funds distribute annually all of their net earnings in the form of dividends and capital gains as distributions. As long as the Funds meet the requirements for being a regulated investment company, which is their intent, they pay no federal income tax on the earnings they distribute to the shareholders. Consequently, distributions you receive from the Funds, whether reinvested in additional shares of the Funds or taken as cash, are taxable to the shareholder in all accounts except tax-exempt accounts.

  Income dividends come from the dividends that the Funds earn from their holdings as well as interest they receive from their cash investments, less expenses. Capital gains are realized whenever the Funds sell securities for higher prices than they paid for them. These capital gains are either short term or long term depending on how long the Funds held the securities.

  Most investors have their dividends and capital gains distributions reinvested in additional shares of the Funds. When you open an account, you must specify on your application how you want to receive your distributions. YOU MAY CHANGE YOUR DISTRIBUTION OPTION ANYTIME BY WRITING OR CALLING THE FUNDS AT 1-800-656-3017 OR 1-414-765-4124.

  You can receive distributions of dividends and capital gains in two ways:

1. REINVESTMENT

   Dividends and capital gains are automatically reinvested in additional shares of the Funds, unless you request them to be paid in cash. You will be advised of the number of shares purchased and the price paid following each reinvestment. The amount so reinvested is added to the basis value of your total investment.

2. DIVIDENDS AND CAPITAL GAINS IN CASH

   Both dividends and capital gains are paid in cash. You may choose to have such amounts mailed to you, or forwarded by EFT (Electronic Funds Transfer) to your account.

   THE PRIMARY DISTRIBUTION WILL NORMALLY BE MADE NEAR THE END OF OCTOBER, FOLLOWING THE CLOSE OF THE FUNDS' FISCAL YEAR, WITH A SECOND DISTRIBUTION, IF REQUIRED, AT THE END OF DECEMBER.

  In January, the Funds will mail you Form 1099 detailing your dividends and distributions and their federal tax status, although you should verify your tax liability with your tax adviser.

  Even if you buy shares shortly before or on the "record date", the date that establishes you as the person to receive the upcoming distribution, you will receive the full taxable distribution. This may seem unfair to a taxable investor who has yet to enjoy the returns of the Fund which generated the distribution. However, your future tax liability may be reduced as a result of the distribution. In any case, you may wish to consider the Funds' record date before investing.

                             STOCKHOLDER STATEMENTS
                                  AND REPORTS

  To help you keep accurate records, we will send you a confirmation immediately following each transaction you make. In January, we will send you a clear, concise statement detailing all your transactions during the year. For taxable accounts, this year-end statement also includes the 1099 information indicating the tax status of any dividends and capital gains distributions made to you. Information on the status of your account is always available by telephone.

  Four times a year, the Adviser will send you a report on the Funds. These comprehensive reports include an assessment of the Funds' performance, various comparisons to benchmarks, an overview of the markets, a report from the Adviser, listings of the Funds' holdings and other items of interest. The Adviser will also provide interim letters to update stockholders about important matters.

                         ACCOUNT SERVICES AND POLICIES

IMMEDIATE BALANCE INFORMATION

  We offer a 24-hour a day shareholders service. Just call 1-800-656-3017 for an update on your account balance or latest share prices. The Voice Response Unit (VRU) will guide you to your desired information. Remember to have your account number handy.

WEB SITE

  Visit Brandywine Funds' site at: http://www.brandywinefunds.com

ACCOUNT MINIMUMS

  The Funds reserve the right to redeem the shares held in any account, other than an IRA, if at the time of any exchange or redemption of shares in the account, the value of the remaining shares in the account falls below $5,000. The stockholder will be notified that the value of his account is less than the minimum and allowed at least 60 days to make an additional investment. The receipt of proceeds of the redemption of shares held in an IRA will constitute a taxable distribution of benefits from the IRA unless a qualifying rollover contribution is made.

TELEPHONE TRANSACTIONS

  It may be difficult to reach the Funds by telephone during periods of unusual market activity. If you are unable to reach a representative by telephone, you may have to send written instructions.

  Neither the Funds nor Firstar Mutual Fund Services, LLC will be liable for following instructions for telephone redemption transactions that they reasonably believe to be genuine, provided reasonable procedures are used to confirm the genuineness of the telephone instructions, but may be liable for unauthorized transactions if they fail to follow such procedures. These procedures include requiring some form of personal identification prior to acting upon the telephone instructions and recording all telephone calls.

  Procedures for telephone redemptions may be modified or terminated at any time by the Funds or their transfer agent, Firstar Mutual Fund Services, LLC.

  The Funds reserve the right to refuse a telephone redemption request if it is believed advisable to do so.

ADDRESS CHANGES

  To change the address on your account, call Firstar Mutual Fund Services, LLC at 1-800-656-3017 or 1-414-765-4124. Any written redemption requests received within 30 days after an address change, whether such address change is made in writing or by telephone, must be accompanied by a signature guarantee. NO TELEPHONE REDEMPTIONS WILL BE ALLOWED WITHIN 30 DAYS OF AN ADDRESS CHANGE.

TEMPORARY SUSPENSION OF SERVICES

  The Funds can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the United States Securities and Exchange Commission.

                              FINANCIAL HIGHLIGHTS

  The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years. Certain information reflects financial results for a single Fund share The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Annual Report which is available upon request. To obtain a copy, call 1-800-656-3017 or 1-414-765-4124.

                                                       BRANDYWINE FUND, INC.

                                                                                       YEARS ENDED SEPTEMBER 30,
                                                                        ---------------------------------------------------------
                                                                        1999         1998        1997          1996          1995
                                                                        ----         ----        ----          ----          ----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                     $25.99       $43.91      $32.83        $33.92        $24.77
Income from investment operations:
   Net investment (loss) income                                         (0.20)(1)<F5> 0.21       (0.07)(1)<F5> (0.08)(1)<F5> (0.10)
   Net realized and unrealized gains (losses) on investments             9.64       (11.11)      12.50          2.83         10.70
                                                                       ------       ------      ------        ------        ------
Total from investment operations                                         9.44       (10.90)      12.43          2.75         10.60
Less distributions:
   Dividends from net investment income                                 (0.27)          --          --            --            --
   Distributions from net realized gains                                (0.07)       (7.02)      (1.35)        (3.84)        (1.45)
                                                                       ------       ------      ------        ------        ------
Total from distributions                                                (0.34)       (7.02)      (1.35)        (3.84)        (1.45)
                                                                       ------       ------      ------        ------        ------
Net asset value, end of year                                           $35.09       $25.99      $43.91        $32.83        $33.92
                                                                       ------       ------      ------        ------        ------
                                                                       ------       ------      ------        ------        ------

TOTAL INVESTMENT RETURN                                                 36.8%       (27.7%)      39.3%         10.0%         45.5%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (in 000's $)                             4,194,917    4,780,442   9,532,724     6,038,301     4,137,484
   Ratio of expenses to average net assets                              1.05%        1.04%       1.04%         1.06%         1.07%
   Ratio of net investment (loss) income to average net assets          (0.7%)        0.6%       (0.3%)        (0.4%)        (0.4%)
   Portfolio turnover rate                                             208.7%       263.7%      192.4%        202.8%        193.7%

(1)<F5> In 1999, net investment loss per share was calculated using average shares outstanding. In prior years, net investment loss per share was calculated using ending balances prior to consideration of adjustments for book and tax differences.

                                                     BRANDYWINE BLUE FUND, INC.

                                                                                          YEARS ENDED SEPTEMBER 30,
                                                                        ------------------------------------------------------
                                                                        1999         1998        1997          1996         1995
                                                                        ----         ----        ----          ----         ----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                     $22.13       $35.78      $25.26        $24.37       $17.18
Income from investment operations:
   Net investment (loss) income                                         (0.18)(1)<F6> 0.19       (0.10)(1)<F6> (0.05)(1)<F6> 0.00
   Net realized and unrealized gains (losses) on investments             7.85        (8.75)      10.62          2.05         7.30
                                                                       ------       ------      ------        ------       ------
Total from investment operations                                         7.67        (8.56)      10.52          2.00         7.30
Less distributions:
   Dividend from net investment income                                  (0.21)          --          --            --           --
   Distributions from net realized gains                                (0.13)       (5.09)         --         (1.11)       (0.11)
                                                                       ------       ------      ------        ------       ------
Total from distributions                                                (0.34)       (5.09)         --         (1.11)       (0.11)
                                                                       ------       ------      ------        ------       ------
Net asset value, end of year                                           $29.46       $22.13      $35.78        $25.26       $24.37
                                                                       ------       ------      ------        ------       ------
                                                                       ------       ------      ------        ------       ------

TOTAL INVESTMENT RETURN                                                 35.2%       (26.5%)      41.6%          8.9%        42.8%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (in 000's $)                               311,984      364,351     617,362       351,459      164,943
   Ratio of expenses to average net assets                              1.08%        1.06%       1.08%         1.13%        1.31%
   Ratio of net investment (loss) income to average net assets          (0.7%)        0.6%       (0.5%)        (0.4%)       (0.4%)
   Portfolio turnover rate                                             228.4%       299.5%      202.1%        196.9%       174.1%

(1)<F6> In 1999, net investment loss per share was calculated using average shares outstanding. In prior years, net investment loss per share was calculated using ending balances prior to consideration of adjustments for book and tax differences.

                                                   (BRANDYWINE FUND, INC. LOGO)

                                                       PURCHASE APPLICATION
                               o  This is a follow-up application to an investment by wire transfer.

Mail to:  Brandywine Fund, Inc.                                       Overnight Express Mail to:    Brandywine Fund, Inc.
          c/o Firstar Mutual Fund                                                                   c/o Firstar Mutual Fund
          Services, LLC                                                                             Services, LLC
          P.O. Box 701                                                                              615 E. Michigan St., 3rd Floor
          Milwaukee, WI 53201-0701                                                                  Milwaukee, WI 53202-5207

Use this form for individual, custodial, trust, profit-sharing or pension plan accounts. For any additional information please call
Brandywine Fund, Inc. at 1-800-656-3017 or 1-414-765-4124.

A.   INVESTMENT     Please indicate the amount you wish to invest $ --------------- ($25,000 MINIMUM)

                 o    By check enclosed payable to Brandywine Fund, Inc. Amount $ -----------------
                 o    By wire (call first): 1-800-656-3017 or 1-414-765-4124 to set up account.
                      Indicate total amount and date of wire $ ----------------------------  Date ------------------

B.   REGISTRATION

o  Individual          -------------------------    -------------------------   CITIZEN OF  o  U.S.  o  OTHER---------------------
                       NAME                         SOCIAL SECURITY #                                         BIRTHDATE (Mo/Dy/Yr)
o  Joint Owner*<F7>    -------------------------    -------------------------   CITIZEN OF  o  U.S.  o  OTHER---------------------
   (cannot be a minor) NAME                         SOCIAL SECURITY #                                         BIRTHDATE (Mo/Dy/Yr)
                       *<F7> Registration will be Joint Tenancy with Rights of Survivorship (JTWROS) unless otherwise specified.

o  Gift to Minors     --------------------------------------------------   -----  ------------------------------------------------
                      CUSTODIAN'S FIRST NAME (ONLY ONE PERMITTED)          M.I.   LAST NAME
                      --------------------------------------------------   -----  ------------------------------------------------
                      MINOR'S FIRST NAME (ONLY ONE PERMITTED)              M.I.   LAST NAME
                      ------------------------------   -------------------------------------   -----------------------------------
                      MINOR'S SOCIAL SECURITY #        MINOR'S BIRTHDATE (Mo/Dy/Yr)            STATE OF RESIDENCE

o  Corporation**<F8>  ------------------------------------------------------------------------------------------------------------
   (including         NAME OF TRUSTEE(S) (IF TO BE INCLUDED IN REGISTRATION)***<F9>
   Corporate
   Pension Plans),**<F8>
   Trust, Estate or
   Guardianship***<F9>

o  Partnership***<F9> ------------------------------------------------------------------------------------------------------------
                      NAME OF TRUST/CORPORATION**/PARTNERSHIP

o  Other Entity***<F9>   ----------------------------------------------------   --------------------------------------------------
                         SOCIAL SECURITY #/TAX ID #                             DATE OF AGREEMENT (Mo/Dy/Yr)
                     **<F8> Corporate Resolution is required.  ***<F9> Additional documentation and certification may be requested.


C.   MAILING ADDRESS                                               o  Duplicate Confirmation to:
     ------------------------------------------   -------------    -----------------------------------   -----  ------------------
     STREET                                       APT/SUITE        FIRST NAME                            M.I.   LAST NAME
     ---------------------------------  ------ ---------------     ---------------------------------------------   ---------------
     CITY                               STATE  ZIP                 STREET                                          APT/SUITE
     -----------------------------------  --------------------     -----------------------------------   --------  ---------------
     DAYTIME PHONE #                      EVENING PHONE #          CITY                                  STATE     ZIP

D.   DISTRIBUTION OPTIONS     Capital gains & dividends will be reinvested if no option is selected.
                                   o    Capital Gains & Dividends Reinvested
                                   o    Capital Gains & Dividends in Cash
                                   If the distribution is to be paid in cash, specify payment method below:
                                   o    Send check to mailing address in Section C.
                                   o    Automatic deposit to my bank account via Electronic Funds Transfer ("EFT"). May take up to
                                        3 business days to reach your bank account (complete bank information following).

     Your signed Application must be received at least 15 business days prior to initial transaction.
     An unsigned voided check (for checking accounts) or a savings account deposit slip is required with your Application.

                         ---------------------------------------------------------------------------------------------------------
                         NAME(S) ON BANK ACCOUNT
                         ----------------------------------------------------   --------------------------------------------------
                         BANK NAME                                              ACCOUNT NUMBER
                         ---------------------------------------------------------------------------------------------------------
                         BANK ADDRESS
                         To ensure proper crediting of your bank account, please attach a voided check or a deposit slip.

E.   TELEPHONE           I (we) authorize Brandywine Fund, Inc., to act upon my (our) telephone instructions to redeem shares from
     REDEMPTION OPTIONS  this account. Please check all that may apply.
     (800) 656-3017 OR   o    The proceeds will be mailed to the address in Section C.
     (414) 765-4124      o    By wire. The proceeds of any redemption may be wired to your bank (complete bank information below).
                              A wire fee of $12.00 will be charged.
                         o    By EFT. Proceeds generally take up to 3 business days to reach your bank (complete bank information below).
Your signed Application
must be received at least
15 business days prior   ---------------------------------------------------------   ---------------------------------------------
to initial transaction.  NAME(S) ON BANK ACCOUNT                                     ABA NUMBER OR ROUTING NUMBER
                         ---------------------------------------------------------   ---------------------------------------------
An unsigned voided check BANK NAME                                                   ACCOUNT NUMBER
(for checking accounts)  ---------------------------------------------------------------------------------------------------------
or a savings account     BANK ADDRESS
deposit slip is required
with your Application.

                         To ensure proper crediting of your bank account, please attach a voided check or a deposit slip.

F.   SYSTEMATIC          I would like to withdraw from Brandywine Fund, Inc. $ --------------- (no minimum) as follows:
     WITHDRAWALS         o    I would like to have payments made to me on or about the ---------- day of each month, or
                         o    I would like to have payments made to me on or about the ---------- day of the months that I have circled below:
                              Jan.    Feb.    Mar.    Apr.    May    June    July    Aug.    Sept.    Oct.    Nov.    Dec.
                         o    To have payments automatically deposited to your bank account. Complete bank account information below.  (A check will be mailed to the address in Section C if this box is not checked.)
                         ---------------------------------------------------------------------------------------------------------
                         NAME(S) ON BANK ACCOUNT
                         ----------------------------------------------------   --------------------------------------------------
                         BANK NAME                                              ACCOUNT NUMBER
                         ---------------------------------------------------------------------------------------------------------
                         BANK ADDRESS
                         To ensure proper crediting of your bank account, please attach a voided check or a deposit slip.

G.   SIGNATURE AND       Neither the Fund nor its transfer agent will be responsible for the authenticity of transaction
     CERTIFICATION       instructions received by telephone, provided that reasonable security procedures have been followed.
     REQUIRED BY THE     By selecting the options in Section (E or F), I hereby authorize the Fund to initiate credits to my
     INTERNAL REVENUE    account at the bank indicated and for the bank to credit the same to such account through the Automated
     SERVICE             Clearing House ("ACH") system.

                         UNDER THE PENALTY OF PERJURY, I CERTIFY THAT (1) THE SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION
                         NUMBER SHOWN ON THIS FORM IS MY CORRECT TAXPAYER IDENTIFICATION NUMBER, AND (2) I AM NOT SUBJECT TO BACKUP
                         WITHHOLDING EITHER AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR THE IRS HAS NOTIFIED
                         ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING. THE IRSDOES NOT REQUIRE YOUR CONSENT TO ANY
                         PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.
                         ---------------------------------------------------------   ----------------------------------------------
                         DATE (Mo/Dy/Yr)                                             SIGNATURE OF OWNER*<F10>
                         ---------------------------------------------------------   ----------------------------------------------
                         DATE (Mo/Dy/Yr)                                             SIGNATURE OF CO-OWNER, if any

                         *<F10>    If shares are to be registered in (1) joint names, both persons should sign, (2) a custodian for a minor, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer should sign and print name and title on space provided below.
                         ----------------------------------------------------------------------------------------------------------
                         PRINT NAME AND TITLE OF OFFICER SIGNING FOR A CORPORATION OR OTHER ENTITY


                                                 (BRANDYWINE BLUE FUND, INC. LOGO)

                                                       PURCHASE APPLICATION
                               o  This is a follow-up application to an investment by wire transfer.

Mail to:  Brandywine Blue Fund, Inc.                                  Overnight Express Mail to:    Brandywine Blue Fund, Inc.
          c/o Firstar Mutual Fund                                                                   c/o Firstar Mutual Fund
          Services, LLC                                                                             Services, LLC
          P.O. Box 701                                                                              615 E. Michigan St., 3rd Floor
          Milwaukee, WI 53201-0701                                                                  Milwaukee, WI 53202-5207

Use this form for individual, custodial, trust, profit-sharing or pension plan accounts. For any additional information please call
Brandywine Blue Fund, Inc. at 1-800-656-3017 or 1-414-765-4124.

A.   INVESTMENT     Please indicate the amount you wish to invest $ --------------- ($100,000 MINIMUM)

                 o    By check enclosed payable to Brandywine Blue Fund, Inc. Amount $ -----------------
                 o    By wire (call first): 1-800-656-3017 or 1-414-765-4124 to set up account.
                      Indicate total amount and date of wire $ ----------------------------  Date ------------------

B.   REGISTRATION

o  Individual          -------------------------    -------------------------   CITIZEN OF  o  U.S.  o  OTHER---------------------
                       NAME                         SOCIAL SECURITY #                                         BIRTHDATE (Mo/Dy/Yr)
o  Joint Owner*<F11>   -------------------------    -------------------------   CITIZEN OF  o  U.S.  o  OTHER---------------------
   (cannot be a minor) NAME                         SOCIAL SECURITY #                                         BIRTHDATE (Mo/Dy/Yr)
                       *<F11> Registration will be Joint Tenancy with Rights of Survivorship (JTWROS) unless otherwise specified.

o  Gift to Minors     --------------------------------------------------   -----  ------------------------------------------------
                      CUSTODIAN'S FIRST NAME (ONLY ONE PERMITTED)          M.I.   LAST NAME
                      --------------------------------------------------   -----  ------------------------------------------------
                      MINOR'S FIRST NAME (ONLY ONE PERMITTED)              M.I.   LAST NAME
                      ------------------------------   -------------------------------------   -----------------------------------
                      MINOR'S SOCIAL SECURITY #        MINOR'S BIRTHDATE (Mo/Dy/Yr)            STATE OF RESIDENCE

o  Corporation**<F12> ------------------------------------------------------------------------------------------------------------
   (including         NAME OF TRUSTEE(S) (IF TO BE INCLUDED IN REGISTRATION)***<F13>
   Corporate
   Pension Plans),**<F12>
   Trust, Estate or
   Guardianship***<F13>

o  Partnership***<F13>   ---------------------------------------------------------------------------------------------------------
                         NAME OF TRUST/CORPORATION**/PARTNERSHIP

o  Other Entity***<F13>  ----------------------------------------------------   --------------------------------------------------
                         SOCIAL SECURITY #/TAX ID #                             DATE OF AGREEMENT (Mo/Dy/Yr)
                 **<F12> Corporate Resolution is required.  ***<F13> Additional documentation and certification may be requested.

C.   MAILING ADDRESS                                               o  Duplicate Confirmation to:
     ------------------------------------------   -------------    -----------------------------------   -----  ------------------
     STREET                                       APT/SUITE        FIRST NAME                            M.I.   LAST NAME
     ---------------------------------  ------ ---------------     ---------------------------------------------   ---------------
     CITY                               STATE  ZIP                 STREET                                          APT/SUITE
     -----------------------------------  --------------------     -----------------------------------   --------  ---------------
     DAYTIME PHONE #                      EVENING PHONE #          CITY                                  STATE     ZIP

D.   DISTRIBUTION OPTIONS     Capital gains & dividends will be reinvested if no option is selected.
                                   o    Capital Gains & Dividends Reinvested
                                   o    Capital Gains & Dividends in Cash
                                   If the distribution is to be paid in cash, specify payment method below:
                                   o    Send check to mailing address in Section C.
                                   o    Automatic deposit to my bank account via Electronic Funds Transfer ("EFT"). May take up to
                                        3 business days to reach your bank account (complete bank information following).

     Your signed Application must be received at least 15 business days prior to initial transaction.
     An unsigned voided check (for checking accounts) or a savings account deposit slip is required with your Application.

                         ---------------------------------------------------------------------------------------------------------
                         NAME(S) ON BANK ACCOUNT
                         ----------------------------------------------------   --------------------------------------------------
                         BANK NAME                                              ACCOUNT NUMBER
                         ---------------------------------------------------------------------------------------------------------
                         BANK ADDRESS
                         To ensure proper crediting of your bank account, please attach a voided check or a deposit slip.

E.   TELEPHONE           I (we) authorize Brandywine Fund, Inc., to act upon my (our) telephone instructions to redeem shares from
     REDEMPTION OPTIONS  this account. Please check all that may apply.
     (800) 656-3017 OR   o    The proceeds will be mailed to the address in Section C.
     (414) 765-4124      o    By wire. The proceeds of any redemption may be wired to your bank (complete bank information below).
                              A wire fee of $12.00 will be charged.
                         o    By EFT. Proceeds generally take up to 3 business days to reach your bank (complete bank information below).
Your signed Application
must be received at least
15 business days prior   ---------------------------------------------------------   ---------------------------------------------
to initial transaction.  NAME(S) ON BANK ACCOUNT                                     ABA NUMBER OR ROUTING NUMBER
                         ---------------------------------------------------------   ---------------------------------------------
An unsigned voided check BANK NAME                                                   ACCOUNT NUMBER
(for checking accounts)  ---------------------------------------------------------------------------------------------------------
or a savings account     BANK ADDRESS
deposit slip is required
with your Application.

                         To ensure proper crediting of your bank account, please attach a voided check or a deposit slip.

F.   SYSTEMATIC          I would like to withdraw from Brandywine Blue Fund, Inc. $ --------------- (no minimum) as follows:
     WITHDRAWALS         o    I would like to have payments made to me on or about the ---------- day of each month, or
                         o    I would like to have payments made to me on or about the ---------- day of the months that I have circled below:
                              Jan.    Feb.    Mar.    Apr.    May    June    July    Aug.    Sept.    Oct.    Nov.    Dec.
                         o    To have payments automatically deposited to your bank account. Complete bank account information below.  (A check will be mailed to the address in Section C if this box is not checked.)
                         ---------------------------------------------------------------------------------------------------------
                         NAME(S) ON BANK ACCOUNT
                         ----------------------------------------------------   --------------------------------------------------
                         BANK NAME                                              ACCOUNT NUMBER
                         ---------------------------------------------------------------------------------------------------------
                         BANK ADDRESS
                         To ensure proper crediting of your bank account, please attach a voided check or a deposit slip.

G.   SIGNATURE AND       Neither the Fund nor its transfer agent will be responsible for the authenticity of transaction
     CERTIFICATION       instructions received by telephone, provided that reasonable security procedures have been followed.
     REQUIRED BY THE     By selecting the options in Section (E or F), I hereby authorize the Fund to initiate credits to my
     INTERNAL REVENUE    account at the bank indicated and for the bank to credit the same to such account through the Automated
     SERVICE             Clearing House ("ACH") system.

                         UNDER THE PENALTY OF PERJURY, I CERTIFY THAT (1) THE SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION
                         NUMBER SHOWN ON THIS FORM IS MY CORRECT TAXPAYER IDENTIFICATION NUMBER, AND (2) I AM NOT SUBJECT TO BACKUP
                         WITHHOLDING EITHER AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR THE IRS HAS NOTIFIED
                         ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING. THE IRS DOES NOT REQUIRE YOUR CONSENT TO ANY
                         PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.
                         ---------------------------------------------------------   ----------------------------------------------
                         DATE (Mo/Dy/Yr)                                             SIGNATURE OF OWNER*<F14>
                         ---------------------------------------------------------   ----------------------------------------------
                         DATE (Mo/Dy/Yr)                                             SIGNATURE OF CO-OWNER, if any
                         *<F14>    If shares are to be registered in (1) joint names, both persons should sign, (2) a custodian for a minor, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer should sign and print name and title on space provided below.
                         ----------------------------------------------------------------------------------------------------------
                         PRINT NAME AND TITLE OF OFFICER SIGNING FOR A CORPORATION OR OTHER ENTITY

To learn more about the Brandywine Funds, you may want to read the Statement of Additional Information (or "SAI") which contains additional information about the Funds. The Brandywine Funds have incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.

You also may learn more about Brandywine Funds' investments by reading the Funds' annual and semi-annual reports to shareholders. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the performance of each Fund during the fiscal year.

The SAI and the Funds' annual and semi-annual reports are available, without charge, by calling 1-800-656-3017 or 1-414-765-4124 or by writing to:

  The Brandywine Funds
  3908 Kennett Pike
  P. O. Box 4166
  Greenville, Delaware 19807

Prospective investors and shareholders who have questions about Brandywine Funds may also call the above numbers or write to the above address.

The general public can review and copy information about Brandywine Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Please call 1-800-SEC-0330 for information on the operations of the Public Reference Room.) Reports and other information about Brandywine Funds are also available at the Securities and Exchange Commission's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to:

  Public Reference Section
  Securities and Exchange Commission
  Washington, D.C. 20549-6009

Please refer to Brandywine Funds Investment Company Act File No.811-0447 for Brandywine Fund and No. 811-06221 for Brandywine Blue Fund when seeking information about the Funds from the Securities and Exchange Commission.



STATEMENT OF ADDITIONAL INFORMATION                             January 31, 2000
-----------------------------------


                                BRANDYWINE FUNDS


          This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of the Brandywine Funds dated January 31, 2000. Requests for copies of the prospectus should be made in writing to the Brandywine Funds, P.O. Box 4166, Greenville, Delaware, 19807,
Email:  bfunds@friess.com  or  Website:  www.brandywinefunds.com,  or by calling
(800) 656-3017.

          The following financial statements are incorporated by reference to the Annual Report, dated September 30, 1999, of Brandywine Fund, Inc. (File No. 811-04447) and Brandywine Blue Fund, Inc. (File No. 811-6221), as filed with the Securities and Exchange Commission on October 18, 1999:

                              Brandywine Fund, Inc.

                    Statement of Net Assets
                    Statement of Operations
                    Statements of Changes in Net Assets
                    Financial Highlights


                           Brandywine Blue Fund, Inc.

                    Statement of Net Assets
                    Statement of Operations
                    Statements of Changes in Net Assets
                    Financial Highlights
                    Notes to Financial Statements (combined)
                    Report of Independent Accountants (combined)


          Stockholders may obtain a copy of the Annual Report, without charge, by calling (800) 656-3017.





                              BRANDYWINE FUND, INC.
                           BRANDYWINE BLUE FUND, INC.
                                3908 Kennett Pike
                           Greenville, Delaware 19807

                                BRANDYWINE FUNDS

                                Table of Contents
                                -----------------

                                                                      Page No.
                                                                      --------

GENERAL INFORMATION AND HISTORY..........................................1

INVESTMENT RESTRICTIONS..................................................1

INVESTMENT CONSIDERATIONS................................................3

DIRECTORS AND OFFICERS OF THE COMPANIES..................................4

PRINCIPAL STOCKHOLDERS...................................................9

INVESTMENT ADVISER......................................................10

SERVICE AGREEMENTS......................................................12

DETERMINATION OF NET ASSET VALUE AND PERFORMANCE........................12

PURCHASE OF SHARES......................................................15

REDEMPTION OF SHARES....................................................16

SYSTEMATIC WITHDRAWAL PLAN..............................................16

ALLOCATION OF PORTFOLIO BROKERAGE.......................................17

CUSTODIAN...............................................................18

TAXES...................................................................18

STOCKHOLDER MEETINGS....................................................19

CAPITAL STRUCTURE.......................................................20

INDEPENDENT ACCOUNTANTS.................................................21

DESCRIPTION OF SECURITIES RATINGS.......................................21

          No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated January 31, 2000 and, if given or made, such information or representations may not be relied upon as having been authorized by the Brandywine Funds.

          This Statement of Additional Information does not constitute an offer to sell securities.

                         GENERAL INFORMATION AND HISTORY

          Brandywine Fund, Inc. and Brandywine Blue Fund, Inc. (collectively the "Companies") are open-end, diversified management companies registered under the Investment Company Act of 1940 (the "Act"). The Companies are Maryland corporations. Brandywine Fund, Inc. was incorporated on October 9, 1985 and Brandywine Blue Fund, Inc. was incorporated on November 13, 1990. (Brandywine Fund, Inc. and Brandywine Blue Fund, Inc. are sometimes hereinafter individually referred to as a "Fund" and collectively as the "Funds").

                             INVESTMENT RESTRICTIONS

          Each of the Funds has adopted the following investment restrictions which are matters of fundamental policy and cannot be changed without approval of the holders of the lesser of: (i) 67% of that Fund's shares present or represented at a stockholder's meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of that Fund.

          1. Neither Fund will purchase securities on margin, participate in a joint-trading account, sell securities short, or write or invest in put or call options.

          2. Brandywine Blue Fund will not purchase warrants. Brandywine Fund's investments in warrants, valued at the lower of cost or market, will not exceed 5% of the value of the Fund's net assets and of such 5% not more than 2% of the Fund's net assets at the time of purchase may be invested in warrants that are not listed on the New York or American Stock Exchanges.

          3. Neither Fund will borrow money or issue senior securities, except for temporary bank borrowings for emergency or extraordinary purposes (but not for the purpose of purchase of investments) and then only in an amount not in excess of 5% of the value of its net assets, and neither Fund will pledge any of its assets except to secure borrowings and then only to an extent not greater than 10% of the value of such Fund's net assets. Neither Fund will purchase securities while it has any outstanding borrowings.

          4. Neither Fund will lend money (except by purchasing publicly distributed debt securities or entering into repurchase agreements provided that repurchase agreements maturing in more than seven days plus all other illiquid securities do not exceed 10% of such Fund's total assets) and neither Fund will lend its portfolio securities.

          5. Neither Fund will purchase securities of other investment companies except (a) as part of a plan of merger, consolidation or reorganization approved by the stockholders of such Fund or (b) securities of registered closed-end investment companies on the open market where no commission or profit results, other than the usual and customary broker's commission and where as a result of such purchase such Fund would hold less than 3% of any class of securities, including voting securities, of any registered closed-end investment company and less than 5% of such Fund's assets, taken at current value, would be invested in securities of registered closed-end investment companies.

          6. Neither Fund will make investments for the purpose of exercising control or management of any company.

          7. Each Fund will limit its purchases of securities of any issuer (other than the United States or an instrumentality of the United States) in such a manner that it will satisfy at all times the requirements of Section 5(b)(1) of the Act (i.e., that at least 75% of the value of its total assets is represented by cash and cash items (including receivables), U.S. Government Securities, securities of other investment companies, and other securities for the purpose of the foregoing limited in respect of any one issuer to an amount not greater than 5% of the value of the total assets of such Fund and to not more than 10% of the outstanding voting securities of such issuer.)

          8. Neither Fund will concentrate 25% or more of the value of its total assets, determined at the time an investment is made, exclusive of U.S. Government securities, in securities issued by companies engaged in the same industry.

          9. Neither Fund will acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Companies or an officer, director or other affiliated person of the Funds' investment adviser.

          10. Neither Fund will acquire or retain any security issued by a company if any of the directors or officers of the Companies, or directors, officers or other affiliated persons of the Funds' investment adviser beneficially own more than 1/2% of such company's securities and all of the above persons owning more than 1/2% own together more than 5% of its securities.

          11. Neither Fund will act as an underwriter or distributor of securities other than of its shares and neither Fund will purchase any securities which are restricted from sale to the public without registration under the Securities Act of 1933, as amended.

          12. Neither Fund will purchase any interest in any oil, gas or any other mineral exploration or development program.

          13. Neither Fund will purchase or sell real estate or real estate mortgage loans. (This prohibition shall include limited partnership interests of limited partnerships investing in real estate, but shall not include readily marketable investments in real estate investment trusts or readily marketable securities of companies investing in real estate.)

          14. Neither Fund will purchase or sell commodities or commodities contracts, including futures contracts.

          The following investment limitation is not fundamental and may be changed without stockholder approval.

          1. Neither Fund will invest in securities of unseasoned issuers, including their predecessors, which have been in operation for less than 3 years, or equity securities of issuers which are not readily marketable, if by reason thereof the value of its aggregate investment in such securities would exceed 5% of its total assets.

          Unless specifically stated in an investment restriction, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from changes in value of a Fund's assets will not constitute a violation of that restriction.

                            INVESTMENT CONSIDERATIONS

          Each of the Funds invests mainly in common stocks of U.S. companies. However when the Funds' investment adviser believes that securities other than common stocks offer opportunity for long-term capital appreciation, each Fund may invest up to 30% of its net assets in publicly distributed debt securities, preferred stocks, particularly those which are convertible into or carry rights to acquire common stocks, and warrants (Brandywine Fund only). Investments in publicly distributed debt securities and nonconvertible preferred stocks offer an opportunity for growth of capital during periods of declining interest rates, when the market value of such securities in general increases. Each Fund will limit its investments in publicly distributed debt securities to those which have been assigned one of the three highest ratings of either Standard & Poor's Corporation (AAA, AA and A) or Moody's Investors Service, Inc. (Aaa, Aa and A). In the event a publicly distributed debt security is downgraded after investment, a Fund may retain such security unless it is rated less than investment grade (i.e., less than BBB by Standard & Poor's Corporation or Baa by Moody's Investors Service, Inc.). If it is downgraded below investment grade, the Fund will promptly dispose of such publicly distributed debt security. A description of the foregoing ratings is set forth in "Description of Securities Ratings."

          The Funds may invest in securities of foreign issuers or in American Depository Receipts of such issuers, but will limit its investments in such securities to 10% of its net assets. Such investments may involve risks which are in addition to the usual risks inherent in domestic investments. The value of a Fund's foreign investments may be significantly affected by changes in currency exchange rates and the Fund may incur costs in converting securities denominated in foreign currencies to U.S. dollars. In many countries, there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes, which would reduce a Fund's income without providing a tax credit for the Fund's stockholders. Although the Funds intend to invest in securities of foreign issuers domiciled in nations which the Funds' investment adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscatory taxation, currency blockage or political or social instability which could affect investments in those nations.

          The money market instruments in which the Funds invest include conservative fixed-income securities, such as United States Treasury Bills, certificates of deposit of U.S. banks (provided that the bank has capital, surplus and undivided profits, as of the date of its most recently published annual financial statements, with a value in excess of $100,000,000 at the date of investment), commercial paper rated A-1 by Standard & Poor's Corporation, commercial paper master notes and repurchase agreements. Commercial paper master notes are unsecured promissory notes issued by corporations to finance short-term credit needs. They permit a series of short-term borrowings under a single note. Borrowings under commercial paper master notes are payable in whole or in part at any time upon demand, may be prepaid in whole or in part at any time, and bear interest at rates which are fixed to known lending rates and automatically adjusted when such known lending rates change. There is no secondary market for commercial paper master notes. The Funds' investment adviser will monitor the creditworthiness of the issuers of the commercial paper master notes while any borrowings are outstanding.

          Repurchase agreements are agreements under which the seller of a security agrees at the time of sale to repurchase the security at an agreed time and price. The Funds will not enter into repurchase agreements with entities other than banks or invest over 5% of its net assets in repurchase agreements with maturities of more than seven days. If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Fund will look to the collateral security underlying the seller's repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller's obligation to the Fund. In such event, the Fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited.

                     DIRECTORS AND OFFICERS OF THE COMPANIES

          As Maryland corporations, the business and affairs of each Company are managed by its officers under the direction of its Board of Directors. The same persons currently serve as directors and officers of both Brandywine Fund, Inc. and Brandywine Blue Fund, Inc. The name, address, principal occupations during the past five years and other information with respect to each of the directors and officers of the Companies are as follows:

FOSTER S. FRIESS*
----------------

115 East Snow King Avenue
P. O. Box 576
Jackson, Wyoming

(PRESIDENT, TREASURER AND A
 DIRECTOR OF EACH COMPANY)

          Mr. Friess, age 59, has served as President, Treasurer and a director of both Companies since their inceptions. He is also President and Chairman of the Board of Friess Associates, Inc., an investment advisory firm which he co-founded in 1974 with his wife, Lynnette E. Friess. Friess Associates, Inc. has been the investment adviser for the Funds since their inception. Mr. Friess has been a Chartered Financial Analyst since 1970. He is currently Chairman of the Life Enrichment Foundation, Wilmington, Delaware. He is also a member of the Advisory Council of the Royal Swedish Academy of Sciences and sits on the Board of Advisers for the John Templeton Foundation.

STIG RAMEL
----------

Resedavagen 8
171732 Solna
Sweden

(DIRECTOR)

          Mr. Ramel, age 72, who is now retired, served as President of the Nobel Foundation from 1972 to 1992 and was thereafter appointed by the Swedish Government as Chairman of Fond 92-94, a nonprofit organization with the responsibility of financing scientific research institutions. He is a member of the Royal Swedish Academy of Sciences. Mr. Ramel has served as a director of the Companies since their inception.

JOHN E. BURRIS
--------------

5th and McColley Street
Milford, Delaware

(DIRECTOR)

          Mr. Burris, age 79, is Chairman of Burris Foods, Inc. He is a trustee of the University of Delaware and a former member of the Board of Directors of Wilmington Trust Company. He is a member of the board of directors of Milford Memorial Hospital and is a member of the Private Industry Council for the State of Delaware. He has served as a director of the Companies since their inception.

MARVIN N. SCHOENHALS
--------------------

9th and Market Streets
Wilmington, Delaware

(DIRECTOR)

          Mr. Schoenhals, age 52, is President and Chief Executive Officer of WSFS Financial Corp., a bank holding company. He has served as an officer of WSFS Financial Corp. since 1990.

LYNDA J. CAMPBELL
-----------------

3908 Kennett Pike
Greenville, Delaware

(VICE PRESIDENT AND SECRETARY)

          Ms. Campbell, age 54, has served as Vice President of the Companies since May, 1998 and as Secretary since 1990. She is also an employee of Friess Associates, Inc. and has been employed in various capacities with such firm since December, 1985.

WILLIAM F. D'ALONZO
-------------------

3908 Kennett Pike
Greenville, Delaware

(VICE PRESIDENT)

          Mr. D'Alonzo, age 45, has been an analyst for Friess Associates, Inc. since 1981. He also has served as a Vice President of the Companies since April, 1990.

JOHN D. FRASER
--------------

3908 Kennett Pike
Greenville, Delaware

(VICE PRESIDENT)

          Mr. Fraser, age 40, has been an analyst for Friess Associates, Inc. since 1996. From 1985 to 1996, he also served as a Vice President of Credit Suisse First Boston. Since May, 1998, he has served as a Vice President of the Companies.

CARL S. GATES
-------------

3908 Kennett Pike
Greenville, Delaware

(VICE PRESIDENT)

          Mr. Gates, age 67, has been an analyst for Friess Associates, Inc. since 1988. He has served as a Vice President of the Companies since April, 1994.

ANDREW T. GRAVES
----------------

3908 Kennett Pike
Greenville, Delaware

(VICE PRESIDENT)

          Mr. Graves, age 33, has been an analyst for Friess Associates, Inc. since 1991. He has served as a Vice President of the Companies since May, 1998.

DAVID T. HARRINGTON
-------------------

3908 Kennett Pike
Greenville, Delaware

(VICE PRESIDENT)

          Mr. Harrington, age 37, has been an analyst for Friess Associates, Inc. since 1991. He has served as a Vice President of the Companies since May, 1998.

JOHN P. RAGARD
--------------

3908 Kennett Pike
Greenville, Delaware

(VICE PRESIDENT)

          Mr. Ragard, age 45, has been an analyst for Friess Associates, Inc. since 1993. He has served as a Vice President of the Companies since May, 1998.

PAUL R. ROBINSON
----------------

3908 Kennett Pike
Greenville, Delaware

(VICE PRESIDENT AND ASSISTANT SECRETARY)

          Mr. Robinson, age 76, has been a consultant for Friess Associates, Inc. since June, 1985. He has served as a Vice President of the Funds since 1990.

------------------

* Mr. Friess is the only director who is an "interested person" of the Companies as that term is defined in the Act.

          During the fiscal year ended September 30, 1999, the Brandywine Fund paid $43,132 in director's fees to the Companies' disinterested directors and Brandywine Blue Fund paid $8,813 in director's fees to the Companies' disinterested directors. For the fiscal year ending September 30, 2000, Brandywine Fund's standard method of compensating directors is to pay each disinterested director an annual fee of $20,000. For the fiscal year ending September 30, 2000, Brandywine Blue Fund's standard method of compensating directors is to pay each disinterested director an annual fee of $5,000. Directors may elect to defer the receipt of some or all of the compensation they earn as directors. The Companies also may reimburse directors for travel expenses incurred in order to attend meetings of the Board of Directors.

          The table below sets forth the compensation paid by the Brandywine Fund and Brandywine Blue Fund to each of the directors of the Companies during the fiscal year ended September 30, 1999:

                                                   COMPENSATION TABLE
                                                     Brandywine Fund
                                                              Pension or                                        Total
                                                              Retirement                                    Compensation
                                         Aggregate         Benefits Accrued       Estimated Annual          from Fund and
                                        Compensation        As Part of Fund         Benefits Upon          Fund Complex(2)
      Name of Person                    From Fund(1)           Expenses              Retirement           Paid to Directors
      --------------                    ------------           --------              ----------           -----------------
Foster S. Friess                             $0                   $0                     $0                      $0

Stig Ramel(3)                              $15,000                $0                     $0                    $18,000

John E. Burris(3)                          $15,000                $0                     $0                    $18,000

Marvin N. Schoenhals(3)(4)                 $13,132                $0                     $0                    $15,945

---------------
(1)       Includes amounts deferred at the election of the director.
(2)       Brandywine Fund and Brandywine Blue Fund are the only funds in the Fund Complex.
(3)       At September 30, 1999 the total amount of deferred  compensation  payable to each of Mr. Burris, Mr. Ramel and
          Mr. Schoenhals was $10,000.
(4)       Mr. Schoenhals became a director on December 8, 1998.

                                                   COMPENSATION TABLE
                                                  Brandywine Blue Fund
                                                              Pension or                                        Total
                                                              Retirement                                    Compensation
                                         Aggregate         Benefits Accrued       Estimated Annual          from Fund and
                                        Compensation        As Part of Fund         Benefits Upon          Fund Complex(2)
      Name of Person                    From Fund(1)           Expenses              Retirement           Paid to Directors
      --------------                    ------------           --------              ----------           -----------------
Foster S. Friess                             $0                   $0                     $0                      $0

Stig Ramel(3)                              $3,000                 $0                     $0                    $18,000

John E. Burris(3)                          $3,000                 $0                     $0                    $18,000

Marvin N. Schoenhals(3)(4)                 $2,813                 $0                     $0                    $15,945

----------------------
(1)       Includes amounts deferred at the election of the director.
(2)       Brandywine Fund and Brandywine Blue Fund are the only funds in the Fund Complex.
(3)       At September 30, 1999 the total amount of deferred  compensation  payable to each of Mr. Burris, Mr. Ramel and
          Mr. Schoenhals was $2,500.
(4)       Mr. Schoenhals became a director on December 8, 1998.

          The Funds and Friess Associates, Inc. (the "Adviser") have adopted a code of ethics pursuant to Rule 17j-1 under the Act. The code of ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by a Fund. The code of ethics prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by a Fund or is being purchased or sold by a Fund.

                             PRINCIPAL STOCKHOLDERS

          At October 31, 1999, all officers and directors of the Companies as a group (12 persons) beneficially owned 2,115,233 shares of common stock of Brandywine Fund, or 1.71% of the then outstanding shares. At such date, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94111, owned of record 12,003,141 shares of Brandywine Fund's common stock, or 9.70% of the then outstanding shares. All of the shares owned by Charles Schwab & Co., Inc. were owned of record only.

          At October 31, 1999, all officers and directors of the Companies as a group (12 persons) beneficially owned 1,176,600 shares of common stock of Brandywine Blue Fund, or 10.77% of the then outstanding shares. At such date, Foster S. Friess, P.O. Box 4166, Greenville, Delaware 19807, owned 1,106,322 shares of the Brandywine Blue Fund's common stock, or 10.12% of the then outstanding shares, of which 1,090,508 shares were held as trustee; Norwest Bank MN Tr., FBO Worldspan Employees Pension Plan, P.O. Box 1533, Minneapolis, MN 55480 owned 745,214 shares of Brandywine Blue Fund's common stock, or 6.82% of the then outstanding shares; and Charles Schwab & Co., Inc., 101

Montgomery Street, San Francisco, California 94111, owned of record 629,616 shares of the Brandywine Blue Fund's common stock, or 5.76% of the then outstanding shares. All of the shares owned by Charles Schwab & Co., Inc. were owned of record only.

          Other than the foregoing, the Funds were not aware of any person who, as of October 31, 1999, owned of record or beneficially 5% or more of the shares of either Fund.

                               INVESTMENT ADVISER

          The investment adviser to each Fund is Friess Associates, Inc. (the "Adviser"). The Adviser is controlled by Foster and Lynnette Friess, who are its sole directors and stockholders. Pursuant to investment advisory agreements between each Fund and the Adviser (the "Advisory Agreements") the Adviser furnishes continuous investment advisory services and management to the Funds.

          During each of the last three fiscal years, the Funds paid the Adviser investment advisory fees as set forth below:

      Fund             Fiscal Year Ended September 30   Investment Advisory Fees
      ----             ------------------------------   ------------------------
Brandywine Fund                   1999                          $44,381,056

                                  1998                          $74,538,363

                                  1997                          $73,988,269

Brandywine Blue Fund              1999                          $ 3,346,646
                                  1998                          $ 5,424,730

                                  1997                          $ 4,414,637

          The Funds pay all of their expenses not assumed by the Adviser including, but not limited to, the costs of preparing and printing their registration statements required under the Securities Act of 1933 and the Act and any amendments thereto, the expense of registering their shares with the Securities and Exchange Commission and in the various states, the printing and distribution cost of prospectuses mailed to existing stockholders, the cost of stock certificates, director and officer liability insurance, reports to stockholders, reports to government authorities and proxy statements, interest charges, brokerage commissions, and expenses incurred in connection with portfolio transactions. During the fiscal years ended September 30, 1999, 1998 and 1997, such expenses included administrative services performed by the Adviser for which the Adviser was reimbursed by the Funds as set forth below:

                              Fiscal Year                   Administrative
      Fund                  Ended September 30              Reimbursements
      ----                  ------------------              --------------

Brandywine Fund                   1999                          $6,790

                                  1998                         $11,820

                                  1997                         $ 5,675

Brandywine Blue Fund              1999                         $ 3,045

                                  1998                         $ 2,620

                                  1997                         $ 1,775

The Funds also pay the fees of directors who are not interested persons of the Companies, salaries of administrative and clerical personnel, association membership dues, auditing and accounting services, fees and expenses of any custodian or trustees having custody of assets of the Funds, expenses of calculating the Funds' net asset values and repurchasing and redeeming shares, and charges and expenses of dividend disbursing agents, registrars, and stock transfer agents, including the cost of keeping all necessary stockholder records and accounts and handling any problems related thereto.

          The Adviser has undertaken to reimburse each Fund to the extent that the aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions and extraordinary items, exceed that percentage of the average net assets of such Fund for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the Funds' shares are qualified for sale. As of the date hereof, no such state law provision was applicable to either Fund. Each Fund monitors its expense ratio at least on a monthly basis. If the accrued amount of the expenses of a Fund exceeds the applicable expense limitation, the Fund creates an account receivable from the Adviser for the amount of such excess. In such a situation the monthly payment of the Adviser's fee will be reduced by the amount of such excess, subject to adjustment month by month during the balance of such Fund's fiscal year if accrued expenses thereafter fall below this limit. Notwithstanding the most restrictive applicable expense limitation of state securities commissions described above, the Adviser has voluntarily agreed to reimburse each Fund for any such expenses incurred in excess of 2% of average net assets. No reimbursement was required during the fiscal years ended September 30, 1999, 1998 and 1997.

          Each Advisory Agreement will remain in effect as long as its continuance is specifically approved at least annually, by (i) the Board of Directors of the applicable Company, or by the vote of a majority (as defined in the Act) of the outstanding shares of the applicable Fund, and (ii) by the vote of a majority of the directors of the applicable Company who are not parties to the Advisory Agreement or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement provides that it may be terminated at any time without the payment of any penalty, by the Board of Directors of the applicable Company or by vote of a majority of the applicable Fund's stockholders, on sixty days written notice to the Adviser, and by the Adviser on the same notice to the applicable Fund and that it shall be automatically terminated if it is assigned.

          Each Advisory Agreement provides that the Adviser shall not be liable to the applicable Fund or its stockholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. Each Advisory Agreement also provides that the Adviser and its officers, directors and employees may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others.

                               SERVICE AGREEMENTS

          Each Fund has entered into a Service Agreement with Fiduciary Management, Inc., 225 East Mason Street, Milwaukee, Wisconsin 53202. Pursuant to the Service Agreements, Fiduciary Management, Inc. serves as the Funds' administrator and in this capacity is responsible for (a) calculating daily each Fund's net asset value, (b) recordkeeping and (c) preparing financial statements, excise tax returns and reports required by the Securities and Exchange Commission. For these services each Fund pays Fiduciary Management, Inc. a negotiated annual fee and varying fees for blue sky filing services. During each of the last three fiscal years, the Funds paid Fiduciary Management, Inc. fees pursuant to the Service Agreements as set forth below:

                                Fiscal Year
      Fund                   Ended September 30                Service Fees
      ----                   ------------------                ------------

Brandywine Fund                    1999                         $439,800

                                   1998                         $439,800

                                   1997                         $383,800

Brandywine Blue Fund               1999                         $108,800

                                   1998                         $108,800

                                   1997                         $ 91,800

Each Service Agreement may be terminated at any time by either the Fund or Fiduciary Management, Inc. upon 90 days written notice. Each Service Agreement provides that Fiduciary Management, Inc. shall not be liable to the Fund, the Adviser or any stockholders of the Fund for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. Fiduciary Management, Inc. performs similar services for other investment companies.

                DETERMINATION OF NET ASSET VALUE AND PERFORMANCE

          The net asset value of each Fund will be determined as of the close of trading on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is open for trading Monday through Friday except New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial
Day,   Independence  Day,

Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period. The New York Stock Exchange also may be closed on national days of mourning.

          The net asset value (or "price") per share of each Fund is determined by dividing the total value of that Fund's investments and other assets less any liabilities, by the number of its outstanding shares. In calculating each Fund's net asset value, securities traded on any national stock exchange or quoted on the NASDAQ National Market System are valued on the basis of the last sale price on the date of valuation or, in the absence of any sale on that date, the most recent bid price. Other securities are valued at the most recent bid price, if market quotations are readily available. Debt securities (other than short term instruments) are valued at the latest bid prices furnished by independent pricing services. Any securities for which there are no readily available market quotations and other assets are valued at their fair value as determined in good faith by the Board of Directors. Securities with maturities of 60 days or less are valued at amortized cost.

          From time to time the Funds may provide performance information in advertisements, sales literature or information to stockholders. Fund performance may be quoted numerically or may be represented in a table, graph or other illustration by presenting one or more performance measurements, including total return and average annual compounded rate of return. A Fund's average annual compounded rate of return is the rate of return which, if applied to an initial investment in a Fund at the beginning of a stated period and compounded annually over the period, would result in the redeemable value of the investment in the Fund at the end of the stated period. The performance information quoted by the Funds ignores individual income tax consequences to stockholders.

          Any total rate of return quotation for a Fund will be for a period of three or more months and will assume the reinvestment of all dividends and capital gains distributions which were made by the Fund during that period. Any period total rate of return quotation of a Fund will be calculated by dividing the net change in value of a hypothetical stockholder account established by an initial payment of $1,000 at the beginning of the period by 1,000. The net change in the value of a stockholder account is determined by subtracting $1,000 from the product obtained by multiplying the net asset value per share at the end of the period by the sum obtained by adding (A) the number of shares purchased at the beginning of the period plus (B) the number of shares purchased during the period with reinvested dividends and distributions. Any average annual compounded rate of return quotation of a Fund will be calculated by dividing the redeemable value at the end of the period (i.e., the product referred to in the preceding sentence) by $1,000. A root equal to the period, measured in years, in question is then determined and 1 is subtracted from such root to determine the average annual compounded total rate of return.

          The foregoing computation may also be expressed by the following formula:

                                  P(1+T)n = ERV

           P   =   a hypothetical initial payment of $1,000

           T   =   average annual total return

           n   =   number of years

          ERV  =   ending  redeemable  value of a hypothetical  $1,000
                   payment made at the beginning of the stated periods at the end of the stated periods.

          The average annual compounded rate of return for each Fund for various periods ended September 30, 1999 is set forth below:

Fund                   One Year     Five Years     Ten Years     Since Inception
----                   --------     ----------     ---------     ---------------

Brandywine Fund         36.84%        17.14%        16.12%           17.03%*

Brandywine Blue Fund    35.22%        16.94%          N/A           18.86%**

------------------
*        December 30, 1985
**       January 10, 1991

          The results below show the value of an assumed initial investment in Brandywine Fund of $25,000 made on December 30, 1985 through December 31, 1999, assuming reinvestment of all dividends and distributions:

                                  Value of $25,000               Cumulative
          December 31                Investment                   % Change
          -----------                ----------                   --------

             1986                     $29,098                      + 16.4%
             1987                      29,866                      + 19.5
             1988                      35,142                      + 40.6
             1989                      46,724                      + 86.9
             1990                      46,985                      + 87.9
             1991                      70,091                      +180.4
             1992                      81,081                      +224.3
             1993                      99,389                      +297.6
             1994                      99,406                      +297.6
             1995                     134,940                      +439.8
             1996                     168,571                      +574.3
             1997                     188,837                      +655.3
             1998                     187,607                      +650.4
             1999                     _______                      +_____

          The results below show the value of an assumed initial investment in Brandywine Blue Fund of $100,000 made on January 10, 1991 through December 31, 1999, assuming reinvestment of all dividends and distributions:

                                  Value of $100,000              Cumulative
          December 31                Investment                   % Change
          -----------                ----------                   --------

             1991                    $140,009                      + 40.0%
             1992                     158,390                      + 58.4%
             1993                     201,473                      +101.5
             1994                     206,135                      +106.1
             1995                     272,775                      +172.8
             1996                     336,144                      +236.1
             1997                     400,854                      +300.9
             1998                     396,919                      +296.9
             1999                     _______                      +_____

          The above performance results are historical and should not be considered indicative of the future performance of either Fund. An investment in either Fund will fluctuate in value, and at redemption its value may be more or less than the initial investment.

          The Funds may compare their performance to other mutual funds with similar investment objectives and to the industry as a whole, as quoted by ranking services and publications of general interest. For example, this may include Morningstar, Inc. and Lipper Analytical Services, Inc. (independent fund ranking services) and magazines, such as Money, Forbes and Business Week. In addition, the Funds may compare their performance to that of other selected mutual funds or recognized market indicators, including the Standard & Poor's 500 Stock Index, S&P MidCap 400 Index, Russell 2000 Index, Nasdaq Industrials Index and the Dow Jones Industrial Average. Such performance rankings or comparisons may be made with mutual funds that may have different investment restrictions, objectives, policies or techniques than the Funds, and such other funds or market indicators may be comprised of securities that differ from those the Funds hold or may purchase.

                               PURCHASE OF SHARES

          The Funds have adopted procedures pursuant to Rule 17a-7 under the Act pursuant to which a Fund may effect a purchase and sale transaction with an affiliated person of that Fund (or an affiliated person of such an affiliated person) in which the Fund issues its shares in exchange for securities of a character which is a permitted investment for that Fund. For purposes of determining the number of shares of the Fund to be issued, the securities to be exchanged will be valued in accordance with the requirements of Rule 17a-7. No such transactions will be made with respect to any person in which an affiliated person of either Fund has a beneficial interest.

                              REDEMPTION OF SHARES

          A stockholder's right to redeem shares of either Fund will be suspended and the stockholder's right to payment postponed for more than seven days for any period during which the New York Stock Exchange is closed because of financial conditions or any other extraordinary reason and may be suspended for any period during which (a) trading on the New York Stock Exchange is restricted pursuant to rules and regulations of the Securities and Exchange Commission, (b) the Securities and Exchange Commission has by order permitted such suspension or (c) such emergency, as defined by rules and regulations of the Securities and Exchange Commission, exists as a result of which it is not reasonably practicable for the applicable Fund to dispose of such Fund's securities or to determine fairly the value of its net assets.

                           SYSTEMATIC WITHDRAWAL PLAN

          A stockholder who owns Brandywine Fund shares worth at least $25,000 or Brandywine Blue Fund shares worth at least $100,000 at the current net asset value may, by completing an application which may be obtained from Firstar Mutual Fund Services, LLC, create a Systematic Withdrawal Plan from which a fixed sum will be paid to the stockholder at regular intervals. To establish the Systematic Withdrawal Plan, the stockholder deposits Fund shares with the applicable Fund and appoints it as agent to effect redemptions of Fund shares held in the account for the purpose of making withdrawal payments (not more than monthly) of a fixed amount to the stockholder out of the account. Fund shares deposited by the stockholder in the account need not be endorsed or accompanied by a stock power if registered in the same name as the account; otherwise, a properly executed endorsement or stock power, obtained from any bank, broker-dealer or the Fund is required. The stockholder's signature should be guaranteed by a bank, a member firm of a national stock exchange, or other eligible guarantor institution.

          There is no minimum withdrawal payment. These payments will be made from the proceeds of periodic redemption of shares in the account at net asset value. Redemptions will be made on or about the day selected by the stockholder of each month in which a withdrawal payment is to be made. Establishment of a Systematic Withdrawal Plan constitutes an election by the stockholder to reinvest in additional Fund shares, at net asset value, all income dividends and capital gains distributions payable by the Fund on shares held in such account, and shares so acquired will be added to such account. The stockholder may deposit additional Fund shares in his account at any time.

          Withdrawal payments cannot be considered as yield or income on the stockholder's investment, since portions of each payment will normally consist of a return of capital. Depending on the size or the frequency of the disbursements requested, and the fluctuation in the value of a Fund's portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the stockholder's account.

          The stockholder may vary the amount or frequency of withdrawal payments, temporarily discontinue them, or change the designated payee or payee's address, by notifying

Firstar Mutual Fund Services, LLC in writing. The stockholder also may vary the amount or frequency of withdrawal payments or temporarily discontinue them by notifying Firstar Mutual Fund Services, LLC by telephone at (800) 656-3017 or
(414) 765-4124.

                        ALLOCATION OF PORTFOLIO BROKERAGE

          Decisions to buy and sell securities for each Fund are made by the Adviser subject to review by the Companies' Board of Directors. In placing purchase and sale orders for portfolio securities for the Funds, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluation of the broker's efficiency in executing and clearing transactions, block trading capability (including the broker's willingness to position securities) and the broker's financial strength and stability. The most favorable price to a Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price (i.e. "markups" when the market maker sells a security and "markdowns" when the market maker buys a security). In some instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly. While some brokers with whom a Fund effects portfolio transactions may recommend the purchase of either Fund's shares, the Adviser will not allocate portfolio brokerage on the basis of recommendations to purchase shares of the Funds.

          In allocating brokerage business for the Funds, the Adviser also takes into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm's analysts for consultation. While the Adviser believes these services have substantial value, they are considered supplemental to the Adviser's own efforts in the performance of its duties under the Advisory Agreements. Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Funds may indirectly benefit from services available to the Adviser as a result of transactions for other clients. The Advisory Agreements provide that the Adviser may cause a Fund to pay a broker which provides brokerage and research services to the Adviser a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the executing broker viewed in terms of either the particular transaction or the Adviser's overall responsibilities with respect to the Fund and the other accounts as to which it exercises investment discretion.

          During each of the last three fiscal years, the Funds paid brokerage commissions as follows:

                                                                             Transactions for which
                          Fiscal Year Ended      Brokerage Commission          Brokerage Commissions
      Fund                  September 30               Paid                          Were Paid
      ----                  ------------               ----                          ---------
Brandywine Fund                1999                   $21,991,988                $14,605,199,565
                               1998                   $34,771,229                $22,441,949,770
                               1997                   $26,473,262                $16,308,681,312
Brandywine Blue Fund           1999                   $ 1,863,923                $ 1,298,526,102
                               1998                   $ 2,949,957                $ 1,992,497,872
                               1997                   $ 1,907,197                $ 1,180,501,076


Of the brokerage commissions paid by Brandywine Fund in the fiscal year ended September 30, 1999 all but $1,124,490 on transactions of $603,072,667 were paid to brokers who provided research services to the Adviser. Of the brokerage commissions paid by Brandywine Blue Fund in the fiscal year ended September 30, 1999 all but $140,910 on transactions of $82,099,626 were paid to brokers who provided research services to the Adviser.

                                    CUSTODIAN

          Firstar Bank, N.A., 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as custodian for the Funds. As such, Firstar Bank, N.A. holds all securities and cash of each Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Companies. Firstar Bank, N.A. does not exercise any supervisory function over the management of the Funds, the purchase and sale of securities or the payment of distributions to stockholders. Firstar Mutual Fund Services, LLC, an affiliate of Firstar Bank, N.A., acts as each Fund's transfer agent and dividend disbursing agent.

                                      TAXES

          Each of the Funds intends to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund has so qualified in each of its fiscal years. If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Stockholders of a Fund that did not qualify as a regulated investment company under Subchapter M would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to stockholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of accumulated earnings and profits of the Fund.

          Each Fund intends to distribute substantially all of its net investment income and net capital gains each fiscal year. Dividends from each Fund's net investment income, including short-term capital gains, are taxable to stockholders as ordinary income, while distributions from each Fund's net realized long-term capital gains are taxable as long-term capital gains regardless of the stockholder's holding period for the shares. Distributions from the Funds are taxable to stockholders, whether received in cash or in additional Fund shares. A portion of the income distributions of the Funds may be eligible for the 70% dividends-received deduction for domestic corporate stockholders.

          Any dividend or capital gains distribution paid shortly after a purchase of Fund shares will have the effect of reducing the per share net asset value of such shares by the amount of the dividend or distribution. Furthermore, if the net asset value of the Fund shares immediately after a dividend or distribution is less than the cost of such shares to the stockholder, the dividend or distribution will be taxable to the stockholder even though it results in a return of capital to him.

          Redemptions of shares will generally result in a capital gain or loss for income tax purposes. Such capital gain or loss will be long term or short term, depending upon the holding period. However, if a loss is realized on shares held for six months or less, and the stockholder received a capital gain distribution during that period, then such loss is treated as a long-term capital loss to the extent of the capital gain distribution received.

          The Funds may be required to withhold Federal income tax at a rate of 31% ("backup withholding") from dividend payments and redemption proceeds if a stockholder fails to furnish the Funds with his social security or other tax identification number and certify under penalty of perjury that such number is correct and that he is not subject to backup withholding due to the underreporting of income. The certification form is included as part of the share purchase application and should be completed when the account is opened.

          This section is not intended to be a complete discussion of present or proposed federal income tax laws and the effects of such laws on an investor. Investors are urged to consult their own tax advisers for a complete review of the tax ramifications of an investment in the Fund.

                              STOCKHOLDER MEETINGS

          The Maryland General Corporation Law permits registered investment companies, such as the Companies, to operate without an annual meeting of stockholders under specified circumstances if an annual meeting is not required by the Act. Each Company has adopted the appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by stockholders under the Act.

          Each Company's Bylaws also contain procedures for the removal of directors by its stockholders. At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.

          With respect to each Company, upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Company shall promptly call a special meeting of stockholders for the purpose of voting upon the question of removal of any director. Whenever ten or more stockholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to a Company's Secretary in writing, stating that they wish to communicate with other stockholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all stockholders as recorded on the books of such Company; or (2) inform such applicants as to the approximate number of stockholders of record and the approximate cost of mailing to them the proposed communication and form of request.

          If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all stockholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the Securities and Exchange Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Directors to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

          After opportunity for hearing upon the objections specified in the written statement so filed, the Securities and Exchange Commission may, and if demanded by the Board of Directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the Securities and Exchange Commission shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the Securities and Exchange Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all stockholders with reasonable promptness after the entry of such order and the renewal of such tender.

                                CAPITAL STRUCTURE

          Brandywine Fund, Inc. has authorized capital of 500,000,000 shares of common stock and Brandywine Blue Fund, Inc. has authorized capital of 100,000,000 shares of common stock. Each share has one vote. All shares of Brandywine Fund participate equally in dividends and other distributions by such Fund and in the residual assets of such Fund in the event of liquidation. All shares of Brandywine Blue Fund participate equally in dividends and other distributions by such Fund and in the individual assets of such Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion, subscription or cumulative voting rights. Consequently, with respect to each Fund, the holders of more than 50% of the shares voting for the election of directors can elect the entire Board of Directors, and in such event, the holders of the remaining shares voting will not be able to elect any person to the Board of Directors.

          The shares of each Fund are redeemable and transferable. All shares issued and sold by the Funds will be fully paid and nonassessable. Fractional shares have the same rights proportionately as full shares.

          Pursuant to the Articles of Incorporation of Brandywine Blue Fund, Inc., the Board of Directors has the power to designate one or more classes ("series") of shares of common stock and to classify or reclassify any unissued shares with respect to such series, but, as of the date hereof, has not done so.

                             INDEPENDENT ACCOUNTANTS

          PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202, currently serves as the independent accountants for each Fund.

                        DESCRIPTION OF SECURITIES RATINGS

          The Funds may invest in publicly distributed debt securities assigned one of the three highest ratings of either Standard & Poor's Corporation ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"). A brief description of the ratings symbols and their meanings follows.

          Standard & Poor's Debt Ratings. A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees.

          The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

          The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

          The  ratings  are  based,  in  varying   degrees,   on  the  following
considerations:

          I. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

          II.  Nature of and provisions of the obligation;

          III. Protection afforded by, and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights;

          AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

          AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

          A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in the higher rated categories.

          Moody's Bond Ratings.
          --------------------

          Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or by an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa - Bonds which are Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Moody's applies numerical modifiers 1, 2 and 3 in each of the foregoing generic rating classifications. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

                                     PART C

                                OTHER INFORMATION


    Item 23.        Exhibits
                    --------

          (a)       Registrant's Articles of Incorporation, as amended(1)

          (b)       Registrant's By-Laws as amended(1)

          (c)       None

          (d)       Investment Advisory Agreement(1)

          (e)       None

          (f)       None

          (g) Custodian Agreement with Firstar Trust Company (predecessor to Firstar Bank, N.A.)(1)

          (h)(i)    Service Agreement with Fiduciary Management, Inc.(3)

          (h)(ii) Transfer Agent Agreement with First Wisconsin Trust Company (predecessor to Firstar Mutual Fund Services, LLC(1)

          (i)       Opinion of Foley & Lardner, counsel for Registrant

          (j)       Consent of PricewaterhouseCoopers LLP

          (k)       None

          (l)       Subscription Agreement(2)

          (m)       None

          (n)       None

          (p) Code of Ethics of Brandywine Fund, Inc., Brandywine Blue Fund, Inc. and Friess Associates, Inc.

----------------------

          (1) Previously filed as an exhibit to Post-Effective Amendment No. 7 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 7 was filed on January 15, 1997 and its accession number is 0000897069-97-000011.

          (2) Previously filed as an exhibit to Post-Effective Amendment No. 8 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 8 was filed on January 30, 1998 and its accession number is 0000897069-98-000026.

          (3) Previously filed as an exhibit to Post-Effective Amendment No. 9 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 9 was filed on November 30, 1998 and its accession number is 0000897069-98-000590.

Item 24.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------

          Registrant is not controlled by any person. Registrant neither controls any person nor is under common control with any other person.

Item 25.  Indemnification
          ---------------

          Pursuant to the authority of the Maryland General Corporation Law, particularly Section 2-418 thereof, Registrant's Board of Directors has adopted the following bylaw which is in full force and effect and has not been modified or canceled:

                                   Article VII

                               GENERAL PROVISIONS

Section 7.    Indemnification.
---------     ---------------

     A. The corporation shall indemnify all of its corporate representatives against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by them in connection with the defense of any action, suit or proceeding, or threat or claim of such action, suit or proceeding, whether civil, criminal, administrative, or legislative, no matter by whom brought, or in any appeal in which they or any of them are made parties or a party by reason of being or having been a corporate representative, if the corporate representative acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation and with respect to any criminal proceeding, if he had no reasonable cause to believe his conduct was unlawful provided that the corporation shall not indemnify corporate representatives in relation to matters as to which any such corporate representative shall be adjudged in such action, suit or proceeding to be liable for gross negligence, willful misfeasance, bad faith, reckless disregard of the duties and obligations involved in the conduct of his office, or when indemnification is otherwise not permitted by the Maryland General Corporation Law.

     B. In the absence of an adjudication which expressly absolves the corporate representative, or in the event of a settlement, each corporate representative shall be indemnified hereunder only if there has been a reasonable determination based on a review of the facts that indemnification of the corporate representative is proper because he has met the applicable standard of conduct set forth in paragraph A. Such determination shall be made: (i) by the board of directors, by a majority vote of a quorum which consists of directors who were not parties to the action, suit or proceeding, or if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors, not, at the time, parties to the action, suit or proceeding and who were duly designated to act in the matter by the full board in which the designated directors who are parties to the action, suit or proceeding may participate; or (ii) by special legal counsel selected by the board of directors or a committee of the board by vote as set forth in (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties to the action, suit or proceeding may participate.

     C. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall create a rebuttable presumption that the person was guilty of willful misfeasance, bad faith, gross negligence or reckless disregard to the duties and obligations involved in the conduct of his or her office, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

     D. Expenses, including attorneys' fees, incurred in the preparation of and/or presentation of the defense of a civil or criminal action, suit or proceeding may be paid by the corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in Section 2-418(F) of the Maryland General Corporation Law upon receipt of: (i) an undertaking by or on behalf of the corporate representative to repay such amount unless it shall ultimately be determined that he or she is entitled to be indemnified by the corporation as authorized in this bylaw; and (ii) a written affirmation by the corporate representative of the corporate representative's good faith belief that the standard of conduct necessary for indemnification by the corporation has been met.

     E. The indemnification provided by this bylaw shall not be deemed exclusive of any other rights to which those indemnified may be entitled under these bylaws, any agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person subject to the limitations imposed from time to time by the Investment Company Act of 1940, as amended.

     F. This corporation shall have power to purchase and maintain insurance on behalf of any corporate representative against any liability asserted against him or her and incurred by him or her in such capacity or arising out of his or her status as such, whether or not the corporation would have the power to indemnify him or her against such liability under this bylaw provided that no insurance may be purchased or maintained to protect any corporate representative against liability for gross negligence, willful misfeasance, bad faith or reckless disregard of the duties and obligations involved in the conduct of his or her office.

     G. "Corporate Representative" means an individual who is or was a director, officer, agent or employee of the corporation or who serves or served another corporation, partnership, joint venture, trust or other enterprise in one of these capacities at the request of the corporation and who, by reason of his or her position, is, was, or is threatened to be made, a party to a proceeding described herein.

          Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

          Incorporated by reference to pages 4 through 7 of the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.

Item 27.  Principal Underwriters
          ----------------------

          Registrant has no principal underwriters.

Item 28.  Location of Accounts and Records
          --------------------------------

          The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Fiduciary Management, Inc. and Registrant's Custodian as follows: the documents required to be maintained by paragraphs (4), (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by Fiduciary Management, Inc. at its offices at 225 East Mason Street, Milwaukee, Wisconsin 53202, and all other records will be maintained by the Custodian.

Item 29.  Management Services
          -------------------

          All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30.  Undertakings
          ------------

          Registrant undertakes to provide its annual report to shareholders upon request without charge to any recipient of a prospectus.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jackson and State of Wyoming on the 18th day of November, 1999.

                                              BRANDYWINE BLUE FUND, INC.
                                                (Registrant)



                                              By: /s/ Foster S. Friess
                                                  -----------------------------
                                                  Foster S. Friess, President

          Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

         Name                           Title                    Date
         ----                           -----                    ----

/s/ Foster S. Friess                                          November 18, 1999
----------------------------
Foster S. Friess               Financial and
                               Accounting Officer
                               and Director


/s/ John E. Burris              Director                      November 19, 1999
----------------------------
John E. Burris


/s/ Stig Ramel                  Director                      November 25, 1999
----------------------------
Stig Ramel


/s/ Marvin N. Schoenhals        Director                      November 29, 1999
-----------------------------
Marvin N. Schoenhals

                                  EXHIBIT INDEX
                                  -------------

     Exhibit No.                   Exhibit                            Page No.
     ----------                    -------                            -------

          (a)       Registrant's Articles of Incorporation, as amended*

          (b)       Registrant's Bylaws*

          (c)       None

          (d)       Investment Advisory Agreement*

          (e)       None

          (f)       None

          (g) Custodian Agreement with Firstar Trust Company (predecessor to Firstar Bank, N.A.)*

          (h)(i)    Service Agreement with Fiduciary Management, Inc.*

          (h)(ii) Transfer Agent Agreement with First Wisconsin Trust Company (predecessor to Firstar Mutual Fund Services, LLC)*

          (i)       Opinion of Foley & Lardner, counsel for Registrant

          (j)       Consent of PricewaterhouseCoopers LLP

          (k)       None

          (l)       Subscription Agreement*

          (m)       None

          (n)       None

          (p) Code of Ethics of Brandywine Fund, Inc., Brandywine Blue Fund, Inc. and Friess Associates, Inc.

-------------------

*  Incorporated by reference.